As filed with the Securities and Exchange Commission on April 17, 2026

File No. 333-102461
File No. 811-21279

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 45	☒
(Check appropriate boxes)

THE MERGER FUND VL

(Exact Name of Registrant as Specified in Charter)

One Financial Plaza Hartford, CT 06103
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 741-5600

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary
Virtus Investment Partners, Inc.
One Financial Plaza
Hartford, Connecticut 06103-2608
(Name and Address of Agent for Service)

Copies of All Correspondence to:
Mark D. Perlow Esq.
Dechert LLP
45 Fremont Street, 26th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
⌧	On April 28, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE MERGER FUND® VL

PROSPECTUS

April 28, 2026

The Merger Fund® VL

The Prospectus describes The Merger Fund® VL,which is available as an underlying investment through a variable life insurance policy or a variable annuity contract (a “variable contract”). For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Please carefully consider the investment objectives, risks, charges and expenses of the fund before investing. For this and other information about any Virtus Fund available for investment through a variable contract, call 800-367-5877 or visit virtus.com for a prospectus. Read it carefully before you invest.

Not FDIC Insured • No Bank Guarantee • May Lose Value

The Merger Fund® VL

The Merger Fund® VL

Fund Summary

Investment Objective

The fund seeks to achieve capital growth by engaging in merger arbitrage.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of The Merger Fund® VL. The table does not include any fees or sales charges imposed under the variable contracts for which the fund is an investment option. If they were included, your costs would be higher.

Shareholder Fees (fees paid directly from your investment)	Class I (sole share class)
Shareholder Fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I (sole share class)
Management Fees	1.25%
Distribution and/or Service (12b-1) Fees	None
Total Other Expenses(a)	0.65%
Dividend and Interest Expense On Short Positions and Borrowing Expense on Securities Sold Short	0.01%
Remaining Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses(b)	1.92%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)(c)	1.43%

(a)	Not included in the table are extraordinary expenses. If such amounts were reflected in this table, Total Other Expenses would have been 0.66% for Class I Shares.
(b)

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class I	$146	$556	$991	$2,204

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 173% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its total assets principally in equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (“merger-arbitrage investments”). Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition

The Merger Fund® VL	1

target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the fund’s potential profit on such an investment. Because the fund’s subadviser, Westchester Capital Management, LLC, typically seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the subadviser believes the merger-arbitrage strategy is designed to provide performance that normally has relatively low correlation with the performance of stock markets.

The fund may employ a variety of hedging strategies to seek to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. (To sell a security short, the fund may borrow the security from a broker or other counterparty and sell it to a third party. The fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) In addition, the fund may enter into derivative transactions and purchase or sell other instruments of any kind for similar or other hedging purposes, duration management or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the subadviser may seek to hedge the fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options or other derivative investments.

The fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. For purposes of the fund’s 80% policy discussed above, a SPAC is considered to be a merger-arbitrage investment throughout its life cycle.

The fund may also invest in various types of corporate debt obligations, including convertible and defaulted securities and obligations of distressed issuers, as part of its merger-arbitrage strategy or for other investment purposes.

In pursuing the fund’s investment objective and strategies, the fund may invest in U.S. and foreign securities without limit and may invest in companies of any market capitalization. The fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

The fund may invest in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and open-end mutual funds, among others. To the extent that the fund invests in shares of another investment company or ETF, the fund bears its proportionate share of the expenses of the underlying investment company or ETF and is subject to the risks of the underlying investment company’s or ETF’s investments.

In making merger-arbitrage investments for the fund, the subadviser is generally guided by the following considerations:

▪ securities are purchased only after a reorganization is announced or when one or more publicly disclosed events point toward the possibility of some type of merger or other significant corporate event within a reasonable period of time;

▪ before an initial position is established, a preliminary analysis is made of the expected transaction to determine the probability and timing of a successful completion;

▪ in deciding whether or to what extent to invest, the subadviser evaluates, among other things, the credibility, strategic motivation and financial resources of the participants, and the liquidity of the securities involved in the transaction;

▪ the risk-reward characteristics of each arbitrage position are assessed on an ongoing basis, and the fund’s holdings may be adjusted at any time; and

▪ the subadviser may invest the fund’s assets in both negotiated, or “friendly,” reorganizations and non-negotiated, or “hostile,” takeover attempts, but in either case the subadviser’s primary considerations include the subadviser’s assessments of the likelihood that the transaction will be successfully completed and the investment’s risk-adjusted profile.

The subadviser may sell securities at any time, including if the subadviser’s evaluation of the risk/reward ratio is no longer favorable. The fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the subadviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the fund is so invested, its investment returns may be lower than if it were not so invested, and the fund may not achieve its investment objective.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Merger-Arbitrage and Event-Driven Risk: Merger-arbitrage and event-driven investing involves the risk that the subadviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the fund’s return on the investment will be negative, or that the expected event may be delayed or completed on terms other than those originally proposed, which may cause the fund to lose money or fail to achieve a desired rate of return.

2	The Merger Fund® VL

> Short Sales Risk: Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the fund covers its short position, the fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

> Special Purpose Acquisition Companies Risk: The fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions. The value of a SPAC’s securities is particularly dependent on the ability of its management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions completed by the SPACs in which the fund invests will be profitable. The values of investments in SPACs may be highly volatile and these investments may also have little or no liquidity.

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

> Portfolio Turnover Risk: The frequency of the fund’s transactions will vary from year to year, though merger-arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover will result in higher brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover reduce the fund’s performance. The fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

> Hedging Transactions Risk: The subadviser may not correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, which may prevent the fund from achieving the intended hedge or expose the fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Convertible Securities Risk: The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the fund.

> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.

> Distressed Securities Risk: Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Exchange-Traded Funds (ETFs) Risk: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.

> High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”) Risk: Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Lower rated issuers are more likely to default and their securities could become worthless.

The Merger Fund® VL	3

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

> Legal and Regulatory Risk: Legal, tax and regulatory changes could occur and may adversely affect the fund, its investments and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the U.S. Commodity Futures Trading Commission (“CFTC”), the SEC, the Internal Revenue Service (“IRS”), the Federal Trade Commission (“FTC”), the U.S. Federal Reserve or other domestic or foreign governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations, such as statutes and regulations governing mergers, takeovers or potential monopolies or anti-competitive practices. Regulators around the globe have increasingly taken measures to seek to increase the stability of the financial markets, including by adopting rules that may curtail the fund’s ability to use derivative and other instruments and that may require the fund to change how it has been managed historically. The fund and its agents continue to evaluate these measures, and there can be no assurance that they will not adversely affect the fund and its performance.

> Leverage Risk: When the fund leverages its portfolio by borrowing or by engaging in certain types of transactions or instruments, including derivatives, the fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

> Limited Distribution Risk: The fund’s shares may be offered only through a limited number of separate accounts of insurance companies. As a result, the fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If the fund fails to achieve sufficient scale, it may be liquidated.

> Limited Voting Rights Risk: Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

> Liquidity Risk: Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.

> Management Risk: The success of any strategy employed by the subadviser will depend upon, among other things, the subadviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.

> Mutual Fund Investing Risk: The fund’s performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the fund’s investment in other funds will cost shareholders more than direct investments would have cost.

> Options Risk: When the fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock.

> Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken. The effects of taxable gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s NAV and liquidity. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

> Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and the ICE BofA US Treasury Bill 3 Month Index. Updated performance information is available at virtus.com or by calling 800-243-1574.

4	The Merger Fund® VL

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q4:	4.63%	Worst Quarter:	2020, Q1:	-2.63%	Year to Date (3/31/2026):	0.80%

Average Annual Total Returns (for the periods ended 12/31/25)

Class	1 Year	5 Years	10 Years
The Merger Fund® VL Class I shares (only share class) Return	8.63%	3.64%	4.37%
Index
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
ICE BofA US Treasury Bill 3 Month Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%

The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged and not available for direct investment.

ICE BofA US Treasury Bill 3 Month Index measures performance of the three-month Treasury bill, based on monthly average auction rates. The index is calculated on a total-return basis, is unmanaged and not available for direct investment.

Management

The fund’s investment adviser is Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA”).

Westchester Capital Management, LLC (“Westchester Capital Management”), an affiliate of VIA, is the subadviser to the fund.

Portfolio Management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

> Roy D. Behren, Co-President and Co-Chief Investment Officer of Westchester Capital Management. Mr. Behren has served as co-portfolio manager of the fund since 2007.

> Michael T. Shannon, Co-President and Co-Chief Investment Officer of Westchester Capital Management. Mr. Shannon has served as co-portfolio manager of the fund since 2007.

Purchase and Sale of Fund Shares

The fund does not offer its shares to the general public. The fund currently offers shares only to the separate accounts of participating insurance companies. The fund has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the fund. For information concerning the purchase of units of the separate accounts, see the variable contract prospectus.

Tax Information

The fund normally distributes its net investment income, qualified dividend income and net realized capital gains, if any, to its shareholders, which are the participating insurance companies investing in the fund through the separate accounts that fund the Contracts. If you are a holder of a Contract, provided certain requirements are met, these distributions generally will not be taxable to you. Please consult the prospectus for your Contract or the participating insurance company that issued your Contract for information regarding the taxation of your investment.

Payments to Insurance Companies and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

The Merger Fund® VL	5

More About Investment Objective and Principal Investment Strategies

The fund’s investment objective of achieving capital growth by engaging in merger arbitrage is a fundamental policy, which may not be changed without shareholder approval. Except as otherwise stated, the fund’s other investment policies are not fundamental and may be changed without obtaining approval by the fund’s shareholders or prior notice. There is no guarantee that the fund will achieve its investment objective.

Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 80% of its total assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (“merger-arbitrage investments”). The fund will not change this policy without providing shareholders with 60 days’ advance written notice. The fund may also invest in preferred stock, debt obligations and occasionally, warrants as part of its merger-arbitrage strategy or for other investment purposes.

Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the fund’s potential profit on such an investment. Because the subadviser typically seeks to profit from the “spread” described above upon the completion of a merger, takeover or other reorganization rather than the performance of the market overall or any one issuer, the subadviser believes the merger-arbitrage strategy is designed to provide performance that normally has relatively low correlation with the performance of stock markets.

The fund may employ a variety of hedging strategies to seek to protect against issuer-related risk or other risks, including selling short the securities of the company that proposes to acquire the acquisition target and/or the purchase and sale of put and call options. (To sell a security short, the fund may borrow the security from a broker or other counterparty and sell it to a third party. The fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) In addition, the fund may enter into derivative transactions and purchase or sell other instruments of any kind for similar or other hedging purposes, duration management or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the subadviser may seek to hedge the fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options or other derivative investments. A put option gives the fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The fund may sell (“write”) call options of any kind, including, for example, deep in-the-money call options and naked call options. The fund may sell call options for any purpose, including as part of a strategy to minimize the fund’s trading costs and/or market impact. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. The fund may enter into swap contracts, which offer an opportunity to gain long or short investment exposure to a market, an individual security or other asset for purposes similar to those described above.

Additionally, the fund may enter into forward currency contracts to hedge against future changes in the value of a particular currency or for other investment purposes. The fund also may use derivative transactions with the purpose or effect of creating investment leverage. The fund’s investments in derivatives and other synthetic instruments that provide exposure comparable to, or form a part of, a merger-arbitrage related investment will be counted toward satisfaction of the fund’s 80% policy described above. The fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector. During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments. The fund may invest in SPACs for a variety of investment purposes, including to achieve income. Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur. The fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition. For purposes of the fund’s 80% policy discussed above, a SPAC is considered to be a merger-arbitrage investment throughout its life cycle.

The fund may invest in and/or hold positions in a company where the subadviser believes the compensation to be paid to shareholders of that company in connection with a proposed merger, corporate reorganization or other event significantly undervalues the company’s securities. In those cases, the subadviser may cause the fund to participate in legal or other actions, such as appraisal actions, to seek to increase the compensation the fund receives for the securities the fund holds. Such actions can be expensive and require prolonged periods to litigate or resolve. There can be no assurance that any such actions will be successful or that the fund would be able to liquidate the position during the pendency of the action if the subadviser determined doing so was in the fund’s best interests. The fund also may borrow from banks, on a secured or unsecured basis at fixed or variable interest rates, to increase its portfolio holdings of securities. When borrowing money, the fund must follow specific guidelines under the Investment Company Act of 1940, as amended (the “1940 Act”), which allow the fund to borrow an amount equal to as much as 33 1/3% of the value of its gross assets.

In pursuing the fund’s investment objective and strategies, the fund may invest in U.S. and foreign securities without limit and may invest in companies of any market capitalization. The fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation.

The fund may invest in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and open-end mutual funds, among others. To the extent that the fund invests in shares of another investment company or ETF, the fund bears its proportionate share of the expenses of the underlying investment company or ETF and is subject to the risks of the underlying investment company’s or ETF’s investments. Those investments may be made for the purpose of gaining long or short market exposure or managing the fund’s cash position. The fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the subadviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the fund is so invested, its investment returns may be lower than if it were not so invested, and the fund may not achieve its investment objective.

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In addition to the above principal investment strategies, the fund’s subadviser may invest in other investments or utilize other strategies. For example, the fund may pursue other event-driven strategies, including investing in companies that may be (i) involved in significant litigation, (ii) subject to significant regulatory issues or changes, or (iii) exploring strategic alternatives, such as an initial public offering, capital structure restructuring, reorganization or a recapitalization. The success of those strategies will depend upon, among other things, the subadviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

In making merger-arbitrage investments for the fund, the subadviser is generally guided by the following considerations:

▪ securities are purchased only after a reorganization is announced or when one or more publicly disclosed events point toward the possibility of some type of merger or other significant corporate event within a reasonable period of time;

▪ before an initial position is established, a preliminary analysis is made of the expected transaction to determine the probability and timing of a successful completion;

▪ in deciding whether or to what extent to invest, the subadviser evaluates, among other things, the credibility, strategic motivation and financial resources of the participants, and the liquidity of the securities involved in the transaction;

▪ the risk-reward characteristics of each arbitrage position are assessed on an ongoing basis, and the fund’s holdings may be adjusted at any time; and

▪ the subadviser may invest the fund’s assets in both negotiated, or “friendly,” reorganizations and non-negotiated, or “hostile,” takeover attempts, but in either case the subadviser’s primary considerations include the subadviser’s assessments of the likelihood that the transaction will be successfully completed and the investment’s risk-adjusted profile.

The subadviser may sell securities at any time, including if the subadviser’s evaluation of the risk/reward ratio is no longer favorable. For example, the fund’s portfolio managers may sell a fund investment in order to take advantage of what they consider to be a better investment opportunity, when they believe the investment no longer represents a relatively attractive investment opportunity, or when they perceive deterioration in the credit fundamentals of the issuer.

The fund engages in active trading and may invest a portion of its assets in any asset class in which it is permitted to invest to seek short-term capital appreciation, which increases the portfolio turnover rate and causes increased brokerage commission costs.

The fund may also invest in various types of corporate debt obligations, including convertible and defaulted securities and obligations of distressed issuers, as part of its merger-arbitrage strategy or for other investment purposes.

Any percentage limitation or other requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Additionally, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the fund’s limitation or requirement.

Depending upon the level of merger activity and in attempting to respond to adverse market, economic, political or other conditions, the fund may, from time to time, take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. The fund may temporarily invest a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities; negotiable bank certificates of deposit; prime commercial paper; and repurchase agreements with respect to the above securities. As a result of taking such a temporary defensive position, the fund may not achieve its investment objective.

Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the fund.

Temporary Defensive Strategy: When the subadviser believes there are extraordinary risks associated with merger-arbitrage investing, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by investing up to 100% of its assets in short-term investments such as money market instruments, repurchase agreements, certificates of deposit and bankers’ acceptances. When this allocation happens, the fund may not achieve its investment objectives.

Please see “More About Principal Risks” for information about the risks of investing in the fund. Please refer to “Additional Risks Associated with Investment Techniques and fund Operations” for other investment techniques of the fund.

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More About Principal Risks

The fund’s investment program involves investment techniques and securities holdings which entail risks, in some cases different from the risks ordinarily associated with investments in equity securities.

The fund is not intended to provide a balanced investment program. The fund is intended to be an investment vehicle only for that portion of an investor’s capital which can appropriately be exposed to risk. Each investor should evaluate an investment in the fund in terms of the investor’s own investment goals.

It is possible to lose money on an investment in the fund. Among the principal risks of investing in the fund, which could adversely affect its NAV, yield and total return, are the following:

Merger-Arbitrage and Event-Driven

A principal risk associated with merger-arbitrage and event-driven investing is that the subadviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that a fund’s return on the investment will be negative. Even if the subadviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause a fund to lose money or fail to achieve a desired rate of return.

The success of a fund’s merger-arbitrage strategy also depends on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions and a fund may not achieve its investment objective. If the subadviser determines that a proposed acquisition or other corporate reorganization is likely to be consummated, a fund may purchase the target company’s securities at prices often only slightly below the value expected to be paid or exchanged for such securities upon completion of the reorganization (and often substantially above the prices at which such securities traded immediately prior to the announcement of the proposed transaction). If the reorganization appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the target’s securities may decline sharply. Similarly, if a fund has sold short the acquirer’s securities in anticipation of covering the short position by delivery of identical securities received in the exchange, the failure of the transaction to be consummated may force the fund to cover its short position in the open market at a price higher than that at which it sold short, with a resulting loss. In addition, if a fund purchases the target’s securities at prices above the offer price because the subadviser determines that the offer is likely to be increased or a different and higher offer made, such purchases may be subject to a greater degree of risk.

If, in a transaction in which a fund has sold the target’s securities short (often at prices significantly below the announced offer price for such securities) based on a determination that the transaction is unlikely to be consummated, and the transaction, in fact, is consummated at the announced price or higher, the fund may suffer substantial losses if it is forced to cover the short position in the open market at a higher price. In addition, there can be no assurance that securities necessary to cover a short position will be available for purchase or that securities will be available to be borrowed at reasonable costs.

A fund may invest in hostile tender offers, proposed leveraged buyouts and other similar situations. Those types of transactions have a greater risk that the proposed transaction will not be completed successfully and, consequently, a greater risk of loss. A failed transaction or reorganization may occur for a number of reasons, including failure to get shareholder approval, governmental action or intervention, or failure to get regulatory approval. A fund may incur significant losses unwinding its merger-arbitrage and event-driven positions in the event that a proposed merger or other corporate event does not occur as expected by the subadviser or the subadviser determines the position no longer represents an attractive investment opportunity.

A fund may invest in and/or hold positions in a company where the subadviser believes the compensation to be paid to shareholders of that company in connection with a proposed merger, corporate reorganization or other event significantly undervalues the company’s securities. In those cases, the subadviser may cause a fund to participate in legal or other actions, such as appraisal actions, to seek to increase the compensation the fund receives for the securities the fund holds. Such actions can be expensive and require prolonged periods to litigate or resolve. There can be no assurance that any such actions will be successful or that a fund would be able to liquidate the position during the pendency of the action if the subadviser determined doing so was in the fund’s best interests.

A fund’s principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Indeed, the subadviser may seek to limit a fund’s investment exposure to the markets generally. Accordingly, a fund has historically underperformed the broad equity markets under certain market conditions, such as some periods when there has been rapid appreciation in the equity markets, and may continue to do so in the future.

Short Sales

The fund may engage in short sales, which are transactions in which the fund sells a security that it does not own (or that it owns but does not intend to deliver) in anticipation that the price of the security will decline. In order to establish a short position in a security, the fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience a loss. The fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed. Short sales are also subject to many of the risks described herein under “Derivatives and Other Similar Transactions”.

Foreign Investing

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic, geopolitical, and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, the fund’s investments in non-U.S. securities may be subject to

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withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in the fund. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk. Risks associated with foreign investing include the following:

▪ Emerging Market. The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the imposition of sanctions and risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that a fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

▪ Sanctions. The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Portfolio Turnover

The fund’s investment strategy may result in a frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund’s performance.

Debt Instruments

Debt instruments are subject to various risks, the most prominent of which are credit risk and interest rate risk. These risks can affect an instrument’s price volatility to varying degrees, depending upon the nature of the instrument. Risks associated with investing in debt instruments include the following:

▪ Credit. There is a risk that the issuer of an instrument will fail to pay interest or principal in a timely manner, or that negative perceptions exist in the market of the issuer’s ability to make such payments will cause the price of the instrument to decline. Debt instruments rated below investment-grade are especially susceptible to this risk.

▪ Interest Rate. The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for investments.

Certain instruments pay interest at variable or floating rates. Variable rate instruments reset at specified intervals, while floating rate instruments reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the instrument. However, some instruments do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these instruments may fluctuate significantly when interest rates change.

To the extent that the fund effectively has short positions with respect to fixed income instruments, the values of such short positions would generally be expected to rise when nominal interest rates rise and to decline when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

▪ Limited Voting Rights. Debt instruments typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

▪ Prepayment/Call. There is a risk that issuers will prepay fixed rate obligations when interest rates fall. The fund therefore may be forced to reinvest in obligations with lower interest rates than the original obligations and otherwise may not benefit fully from the increase in value that other fixed income investments experience when rates decline.

Derivatives and Other Similar Transactions

Derivative and other similar transactions (collectively referred to in this section as “derivatives” or “derivatives contracts”) are contracts whose value is derived from the value of an underlying asset, index or rate, including futures, options, non-deliverable forwards, foreign currency forward contracts and swap agreements. The fund may use derivatives to hedge against factors that affect the value of its investments, such as interest rates and foreign currency exchange rates. The fund may also utilize derivatives as part of its overall investment technique to gain or lessen exposure to various securities, markets, volatility, dividend payments and currencies.

Derivatives may give rise to a form of leverage which magnifies the potential for gain and the risk of loss. It is generally more difficult to ascertain the risk of, and to properly value, derivative contracts. Many derivatives, and particularly those that are privately negotiated, are complex and often valued subjectively. Improper

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valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the fund. In addition, some derivatives transactions may involve potentially unlimited losses.

The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Derivative contracts entered into for hedging purposes may also subject the fund to losses if the contracts do not correlate with the assets, indexes or rates they were designed to hedge. In regard to currency hedging using forward contracts, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the fund between the date a foreign currency forward contract is entered into and the date it expires.

Governments, agencies and/or other regulatory bodies may adopt or change laws or regulations that could adversely affect the fund’s ability to invest in derivatives as the fund’s subadviser intends. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), among other things, grants the Commodity Futures Trading Commission (the “CFTC”) and SEC broad rulemaking authority to implement various provisions of the Dodd-Frank Act including comprehensive regulation of the over-the-counter (“OTC”) derivatives market. Provisions in the Dodd-Frank Act include capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have adopted rules and regulations enacting provisions of the Dodd-Frank Act. Some requirements may directly impact the fund, including, for example, the CFTC’s rules that apply an aggregation standard for position limit purposes. Other requirements, even if not directly applicable to the fund (for example, limits or requirements imposed on the fund’s transaction counterparties), may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors.

There are also special tax rules applicable to certain types of derivatives, which could affect the amount, timing and character of the fund’s income or loss and hence of its distributions to shareholders by causing holding period adjustments, converting short-term capital losses into long-term capital losses, and accelerating the fund’s income or deferring its losses. The fund’s use of derivatives may also increase the amount of taxes payable by shareholders or the resources required by the fund or its adviser and/or subadviser to comply with particular regulatory requirements.

▪ Options. The fund may engage in a variety of options transactions. When the fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the fund sells covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock. The fund receives a premium for selling a call option but the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below the prevailing market price of the stock. The purchaser of the covered call option may exercise the call at any time during the option period (the time between when the call is sold and when it expires). When a call option which the fund has written is exercised, the fund must deliver the security upon which the call is written. This means that the fund would be forced to deliver a security out of its portfolio and replace it, or purchase the same security on the open market for delivery. Under either scenario, the fund would face increased transaction costs because of its need to purchase securities, either for delivery to the party exercising the call option or to replace a security delivered to the other party out of its portfolio. If the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the fund could have an unrealized loss on the stock, offset by the amount of the premium received by the fund when it sold the option. When the fund sells (writes) put options, the fund’s gains are limited to the extent of the premiums received; however, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying asset at a price in excess of the asset’s market value.

The market value of options written by the fund will be affected by many factors, including changes in the market value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.

There is no assurance that a liquid market will be available at all times for the fund to sell call options or to enter into closing purchase transactions. In addition, the premiums the fund receives for selling call options may decrease as a result of a number of factors, including changes in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. The fund incurs transaction expenses when selling call options or put options. The options transactions of the fund may increase its portfolio turnover rates and the amount of commissions the fund will pay.

The fund may write call options that are “in the money,” meaning calls whose exercise price is less than the market price of the underlying stock or basket of stocks when the options are written or “at the money,” meaning calls whose exercise price is equal to the market price of the underlying stock or basket of stocks when the options are written. Call options that are written “in the money” or “at the money” are more likely to be exercised by the counterparty than other options and effectively eliminate the fund’s ability to benefit from appreciation in the market value of the securities on which the options are written during the period of the option.

Transactions involving the disposition of the fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) give rise to capital gains or losses. Because the fund has no control over the exercise of the call options, shareholder redemptions, or corporate events affecting its equity securities investments (such as mergers or reorganizations), it may be forced to realize capital gains or losses at inopportune times.

Hedging Transactions

The success of a fund’s hedging strategy, if used, will be subject to, among other things, the subadviser’s ability to assess correctly the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the subadviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. If the subadviser’s assessments or calculations prove inaccurate, a fund’s hedging strategy may prove ineffective and the fund may incur greater losses than it otherwise would have incurred had the fund not

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employed the hedging strategies. Hedging strategies in general are usually intended to limit or reduce investment risk, but also can be expected to limit or reduce the potential for profit or the opportunity for gain if the value of a hedged portfolio position should increase. Further, hedging strategies may not perform as anticipated and may generate losses. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, hedging typically establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. For a variety of reasons, the subadviser may not establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose the fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The subadviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the subadviser may not anticipate a particular risk so as to hedge against it effectively. In addition, hedging will generally require the use of a portion of a fund’s assets for margin or settlement payments or other purposes. For example, a fund from time to time may be required to make margin, settlement or other payments, including intra-month, in connection with the use of certain hedging instruments. Counterparties to any hedging transaction may demand payments on short notice, including intra-day. As a result, a fund may liquidate assets sooner than it otherwise would have and/or maintain a greater portion of its assets in cash and other liquid securities than it otherwise would have, which portion may be substantial, in order to have available cash to meet current or future margin calls, settlement or other payments, or for other purposes. Moreover, due to volatility in the currency markets and changing market circumstances, the subadviser may not be able to accurately predict future margin requirements, which may result in a fund holding excess or insufficient cash and liquid securities for such purposes. Where a fund does not have cash or assets available for such purposes, the fund may be unable to comply with its contractual obligations, including without limitation, failing to meet margin calls or settlement or other payment obligations. If a fund defaults on any of its contractual obligations, the fund (and accordingly, its shareholders) may be materially adversely affected. Hedging activities involve additional expenses and the risk of loss when a hedge is unwound, especially in the case of reorganizations that are terminated. There is no assurance that any such hedging techniques will be employed by the subadviser on behalf of a fund or that any of those employed will be successful.

Sector Focused Investing

The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

▪ Technology-Related. A fund that makes significant investments in the technology sector will be subject to risks particularly affecting technology or technology-related companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

Market Volatility

The value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

Instability in the financial markets may expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which the fund is regulated, which could limit or preclude the fund’s ability to achieve its investment objective. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), geopolitical risk, acts of terrorism, the spread of infectious illness or other public health issue, recessions, tariffs and other restrictions on trade, inflation, rapid interest rate changes, supply chain disruptions, sanctions, or the threat or potential of one or more such events and developments, could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Special Purpose Acquisition Companies

A SPAC is typically a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which may be traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An investment in a SPAC is subject to a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) a fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the fund unable to sell its interest in the SPAC or to sell its interest only at a price below what a fund believes is the SPAC interest’s intrinsic value; (ix) the values of investments in SPACs may be highly volatile, a fund may have little or no ability to hedge its exposure to a SPAC investment, and the value of a SPAC investment may depreciate significantly; (x) an investment in a SPAC may include potential conflicts and potential for misalignment of incentives in the structure of the SPAC; and (xi) the growth in SPAC offerings may increase competition for target companies and, as a result, contribute to a decline in deal quality.

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Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stock, rights, warrants or other securities that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt instruments or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. If a convertible security is called for redemption, the fund may have to redeem the security, convert it into common stock or sell it to a third party at a price and time that is not beneficial for the fund. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. The fund may also invest in synthetic convertible securities, which involve the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income-producing component and a right to acquire an equity security). Synthetic convertible securities are often achieved, in part, through investments in warrants or options to buy common stock (or options on a stock index), and therefore are subject to the risks associated with derivatives. Securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable nonconvertible securities.

Counterparty

When a fund engages in investment techniques in which it relies on another party to consummate the transaction, the fund is subject to the risk of default by the other party. To the extent that a fund enters into multiple transactions with a single or limited number of counterparties, the fund will be subject to increased levels of counterparty risk.

Distressed Securities Risk

Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers which are experiencing (or that are expected to experience) significant financial or business stress or distress, including issuers involved in bankruptcy or other reorganization and liquidation proceeding. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

Equity Securities

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

▪ Large Market Capitalization Companies. The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

▪ Small and Medium Market Capitalization Companies. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

Exchange-Traded Funds (“ETFs”)

ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

High-Yield/High-Risk Fixed Income Securities (“Junk Bonds”)

Securities rated below the four highest rating categories of a nationally recognized statistical rating organization, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among these nationally recognized statistical rating organizations is used to determine the security’s classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the fund’s subadviser to accurately predict risk. There is a greater risk with junk bonds that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative. In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers. Each of these factors might negatively impact the high yield instruments held by the fund.

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Legal and Regulatory

Legal, tax and regulatory changes could occur and may adversely affect a fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the Internal Revenue Service (“IRS”), the Federal Trade Commission (“FTC”), the U.S. Federal Reserve or other domestic or foreign governmental regulatory authorities or self-regulatory organizations that could adversely affect a fund or a fund’s investments, including, for example, by preventing the completion of a proposed merger or eliminating some or all of the benefits of a proposed merger. A fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations, such as statutes and regulations governing mergers, takeovers or potential monopolies. Governments may take actions, including unexpected actions contrary to past policy and precedent, specifically designed to prevent or limit mergers or reorganizations for, among other reasons, to achieve political goals, to preserve domestic jobs, tax revenue or important industries, all of which may adversely affect a fund’s investments.

Regulators around the globe have increasingly taken measures to seek to increase the stability of the financial markets, including by adopting rules that may curtail a fund’s ability to use derivative and other instruments and that may require a fund to change how it has been managed historically. A fund and its agents continue to evaluate these measures, and there can be no assurance that they will not adversely affect the fund and its performance. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, FTC, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. Additionally, the withdrawal of governmental and/or self-regulatory support, failure of governmental and/or self-regulatory efforts in response to a financial crisis, or investor perception that those efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which a fund invests or the issuers of such securities in ways that are unforeseeable.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts; those position limits may apply to certain other derivatives positions a fund may wish to take. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a fund does not intend to exceed applicable position limits, it is possible that different clients managed by the subadviser and its affiliates may be aggregated for this purpose. Therefore, it is possible that the trading decisions of the subadviser may have to be modified and that positions held by a fund may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the performance of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and has adopted rules requiring monthly public disclosure. In addition, other non-U.S. jurisdictions where a fund may trade have adopted reporting requirements. If a fund’s short positions or its strategy become generally known, it could have a significant effect on the subadviser’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a short squeeze in the securities held short by a fund forcing the fund to cover its positions at a loss. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to a fund could decrease drastically. Such events could make a fund unable to execute its investment strategy. In addition, if the SEC were to adopt restrictions regarding short sales, they could restrict a fund’s ability to engage in short sales in certain circumstances, and the fund may be unable to execute its investment strategies as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a fund to execute certain investment strategies and may have a material adverse effect on a fund’s ability to generate returns.

Investing in companies involved in significant mergers, restructurings and other similar transactions or corporate events tends to involve increased litigation risk. This risk may be greater in the event a fund takes a large position or is prominently involved on a bankruptcy or creditors’ committee. The expense of asserting claims (or defending claims) and recovering any amounts pursuant to settlements or judgments may be borne by a fund. Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if a fund fails to comply with all of these requirements, the fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply. Public disclosure of a fund’s positions could have a significant effect on the subadviser ’s ability to implement its investment strategies for the fund. For example, if other investors engage in copycat behavior by taking positions in the same issuers as a fund, the cost of such securities to the fund could increase drastically. Additionally, to the extent that such purchases are opposed by management of the target company or others, a fund may be subject to litigation. Such events could increase a fund’s costs significantly, reduce the fund’s returns, and prevent the fund from executing its investment strategy.

Leverage

When the fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, the futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. When the fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on a when-issued basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The value of the shares of the fund employing leverage will be more volatile and sensitive to market movements. Leverage may also involve the creation of a liability that requires the fund to pay interest.

Limited Distribution Risk

A fund’s shares may be offered only through a limited number of separate accounts of insurance companies. As a result, a fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies. If a fund fails to achieve sufficient scale, it may be liquidated.

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Liquidity

Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions. When there is no willing buyer or a security cannot be readily sold, the fund may have to sell at a lower price or may be unable to sell the security at all. The sale of such securities may also require the fund to incur expenses in addition to those normally associated with the sale of a security.

In addition to this, certain shareholders, including affiliates of a fund’s investment adviser and/or subadviser(s), may from time to time own or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their shares of the fund may increase the fund’s liquidity risk by causing the fund to have to sell securities at an unfavorable time and/or price.

Management

A fund is subject to management risk because it is an actively managed investment portfolio. The subadviser’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. The subadviser will apply its investment techniques and risk analyses in making investment decisions for a fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger, reorganization or other event will be completed as expected will prove correct. The success of any strategy employed by the subadviser will depend upon, among other things, the subadviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.

Mutual Fund Investing

Through its investments in other mutual funds, the fund is exposed not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the fund may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

Redemption

The redemption by one or more large variable contract owners of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund by, for example, accelerating the realization of capital gains and/or increasing the fund’s transaction costs. The effects of taxable gains resulting from large redemptions of fund shares would particularly impact non-redeeming shareholders who do not hold their fund shares in a tax-advantaged or tax-exempt vehicle. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s NAV and liquidity. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Management of the Fund

The Adviser

Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA” or the “Adviser”), located at One Financial Plaza, Hartford, Connecticut 06103, serves as the investment adviser to the fund. VIA, an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc., a publicly traded multi-manager asset management business, acts as the investment adviser for over 100 mutual funds. VIA has acted as an investment adviser for over 80 years. As of December 31, 2025, VIA had approximately $51.7 billion in assets under management.

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the fund’s investment programs and for the general operations of the fund, including oversight of the fund’s subadviser and recommending its hiring, termination and replacement.

VIA has appointed and oversees the activities of the subadviser for the fund as shown in the table below. The subadviser manages the investments of the fund to conform with its investment policies as described in this prospectus.

The fund pays the Adviser an investment management fee that is accrued daily against the value of the fund’s net assets at the annual rate of 1.25%.

Prior to October 1, 2021, Westchester Capital Management, LLC served as the investment adviser to the fund and received an investment management fee from the fund at the same rate shown above, subject to any fee waiver and/or expense limitation arrangement in place. On October 1, 2021, the Adviser began serving as the investment adviser to the fund and Westchester Capital Management, LLC became the subadviser to the fund.

Out of its investment management fee, the Adviser pays the subadviser a subadvisory fee. For its services to the fund, the subadviser receives as its subadvisory fee 50% of the net investment management fee.

The Subadviser

Westchester Capital Management, 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 2010, served as the fund’s investment adviser from 2011 to September 30, 2021. Effective October 1, 2021, Westchester serves as the fund’s subadviser. Prior to 2011, the fund was managed by the subadviser’s predecessor, Westchester Capital Management, Inc.

The subadviser had approximately $2.8 billion in assets under management as of December 31, 2025. The subadviser manages merger-arbitrage programs and other investment strategies similar to the fund’s investment strategies for other institutional investors, including other registered open-end investment companies and other investment pools. Subject to the oversight of the Adviser and the fund’s Board of Trustees (the “Board”), the subadviser is responsible for the overall management of the fund’s securities portfolios.

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A discussion regarding the Board of Trustees’ basis for approving the investment advisory agreement and the subadvisory agreement is available in the fund’s Financials Report covering the period January 1, 2025 through December 31, 2025.

The fund operates under a “manager of managers” structure, in which the Adviser provides general management services to the fund, including overall supervisory responsibility for the general management and investment of the fund’s assets, and the Adviser has the ultimate responsibility, subject to oversight by the fund’s Board of Trustees, to oversee the fund’s subadviser and recommend its hiring, termination and replacement.

The fund and the Adviser have received shareholder approval to rely on an exemptive order and additional exemptive relief from the SEC that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select unaffiliated subadvisers, partially-owned affiliated subadvisers, and wholly-owned affiliated subadvisers, to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) to continue the employment of existing subadvisers after events that under the 1940 Act, and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements. In such circumstances, shareholders would receive notice of such action. In addition, the exemptive relief permits the fund to disclose its advisory fees as follows: (a) advisory fees paid by the fund to the Adviser and the subadvisory fees paid by the Adviser to wholly-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each individually; and (b) subadvisory fees paid by the Adviser to multiple unaffiliated and partially-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each such subadviser individually.

Portfolio Management

Mr. Roy D. Behren and Mr. Michael T. Shannon are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Roy D. Behren. Mr. Behren has served as Co-President of the subadviser since 2011 and Co-Chief Investment Officer of the subadviser since October 2021. Mr. Behren served as a research analyst for Westchester Capital Management, the fund’s previous investment adviser, from 1994 until 2010 and as the Chief Compliance Officer of Westchester and the fund from 2004 until June 2010, and has served as a portfolio manager for the fund since January 2007.

Michael T. Shannon. Mr. Shannon has served as Co-President of the subadviser since 2011 and Co-Chief Investment Officer of the subadviser since October 2021. Mr. Shannon served as Westchester Capital Management’s Director of Research from May 1996 until April 2005. From April 2005 to April 2006, Mr. Shannon was Senior Vice President in charge of the Special Situations and Mergers Group of D.E. Shaw & Co. Mr. Shannon returned to Westchester Capital Management in May 2006 as a research analyst and portfolio strategist and has served as a portfolio manager for the fund since January 2007.

The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Additional Risks Associated with Investment Techniques and Fund Operations

Information about the fund’s principal investment strategies and risks appears in the Fund Summary section and the sections entitled “More About Principal Investment Strategies” and “More About Principal Risks” above.

The information below describes other investment strategies that the fund may use that are not principal strategies and the risks of those strategies, arranged in alphabetical order, as well as other operational risks. Further descriptions of these investment strategies and practices can be found in the SAI. The greater an investment in a particular asset class by the fund, the greater the impact to the fund of the risks related to the class.

Cybersecurity

With the increased use of technologies such as the Internet to conduct business, the fund is potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the digital information systems, networks or devices of the fund or its service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. While the fund and its service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Substantial costs may be incurred in order to prevent future cybersecurity incidents. The use of cloud-based service providers could heighten or change these risks. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Operational

An investment in the fund, like any mutual fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the fund. While the fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the fund.

The fund may buy other types of securities or employ other portfolio management techniques. Please refer to the SAI for more detailed information about these and other investment techniques of the fund.

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More About the Fund

Organization of the Trust

The fund is an open-end management investment company, established under the laws of the State of Delaware by a Declaration of Trust dated November 22, 2002. The fund currently offers one series of shares to investors, The Merger Fund® VL, which has one class of shares, Class I. The fund’s business and affairs are managed by its Board of Trustees.

Shares of Beneficial Interest

Shares (including fractional shares) of the fund have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to the fund. All voting rights of the separate accounts as shareholders are passed through to the variable contract owners. If the fund were to offer more than one series of shares to investors, shareholders of all series of the fund currently vote on the election of Trustees and other matters. On matters affecting an individual series such as the fund (such as approval of an advisory or subadvisory agreement or a change in fundamental investment policies), a separate vote of that fund is required. The fund is not required to hold annual shareholder meetings.

Fund shares attributable to any insurance company assets and fund shares for which no timely instructions from variable contract owners are received will be voted by the appropriate insurance company in the same proportion as those shares for which instructions are received.

The assets received by the fund for the issue or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the fund, and constitute the underlying assets of the fund. The underlying assets of the fund are required to be segregated on the books of account, and are to be charged with the expenses of the fund and with a share of the general expenses of the fund. Any general expenses of the fund not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.

Taxes

The fund has elected and intends to qualify and be eligible for treatment each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, the fund will generally not be subject to U.S. federal income tax on its net investment income and net realized capital gains that it distributes to its shareholders at least annually. Further, the fund intends to meet certain diversification requirements applicable to regulated investment companies underlying variable life insurance and variable annuity contracts. If the fund were to fail to meet such diversification requirements, income and gain allocable to Contracts invested in the fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts and income for prior periods with respect to such Contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Because the shareholders of the fund are the separate accounts of the participating insurance companies, no discussion is included here as to tax consequences to other types of shareholders. Further, this discussion is not intended as a discussion of the U.S. federal income tax consequences of purchasing and owning Contracts. For information concerning the U.S. federal income tax consequences to the owners of Contracts, see the separate prospectus for such Contracts and consult a tax adviser.

Disruptive Trading and Market Timing

As an investment vehicle for variable contracts, which are designed as long-term investments, the fund is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and trading. Frequent purchases, redemptions and transfers, transfers into and then out of the fund in a short period of time, and transfers of large amounts at one time may be indicative of market timing and otherwise disruptive trading (“Disruptive Trading”), which can have risks and harmful effects for other investors. These risks and harmful effects include:

▪ dilution of the interests of long-term investors, if market timers or others transfer into the fund at prices that are below the true value or exchange out of the fund at prices that are higher than the true value;

▪ an adverse effect on portfolio management, such as causing the fund to maintain a higher level of cash than would otherwise be the case, or causing the fund to liquidate investments prematurely; and

▪ increased brokerage and administrative expenses.

Funds that invest primarily in international securities may be more susceptible to pricing arbitrage opportunities because of time zone differences between the closing of international and domestic markets. Funds that invest primarily in small and mid-cap securities may be more susceptible to arbitrage opportunities because of the less liquid nature of small and mid-cap securities. In addition, funds that hold significant investments in high yield bonds may also be susceptible to market timing because high yield bonds are often thinly traded so that their market prices may not accurately reflect current market developments. To the extent that the fund invests in these types of securities, it may be more susceptible to the risks of Disruptive Trading.

In order to attempt to protect fund investors, the fund’s Board of Trustees has adopted market timing policies reasonably designed to discourage Disruptive Trading. The fund reserves the right to amend these policies at any time without prior notice. Because the record owners of the fund are the insurance companies and not the variable contract owners, the fund is not ordinarily in a position to monitor for or uncover Disruptive Trading by variable contract owners. Therefore, under the fund’s policies, the fund delegates to each insurance company the duty to establish and maintain policies and procedures designed to detect, monitor and deter (including, without limitation, by rejecting specific purchase orders) investors (or their agents) whose purchase and redemption activity follows a Disruptive Trading pattern, and to take such other actions as the insurance company may deem necessary to discourage or reduce Disruptive Trading activities. An insurance company may only modify such policies and procedures if it provides reasonable notice to the fund and the fund’s Chief Compliance Officer. Please see your variable contract prospectus for information relating to applicable restrictions on purchases or transfers through your variable contract.

The fund may also take certain actions to stop Disruptive Trading, including imposing redemption fees for the fund and ceasing sales of additional shares of the fund to a separate account through which variable contract owners are engaging in Disruptive Trading. Because the fund reserves discretion in applying these

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policies, they may not be applied uniformly. In addition, the fund, as required under SEC regulations, has entered into an agreement with each insurance company under which the insurance companies have agreed to provide the fund or its designee with information about variable contract owner transactions in the fund upon request.

Although the fund will endeavor to ensure that each insurance company can and does identify and deter Disruptive Trading by its variable contract owners, the fund cannot control their efforts or guarantee their success at deterrence. In addition, the fund cannot guarantee that monitoring by the insurance companies and the fund will be 100% successful in detecting all Disruptive Trading activity. Consequently, there is a risk that some investors could engage in Disruptive Trading while others will bear the effects of their Disruptive Trading activities.

Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

Investing in the Fund

The Board of Trustees has adopted valuation policy and approved procedures for determining the value of investments of the fund. Pursuant to the valuation policy and Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as its “valuation designee” for fair value determinations.

Shares of the fund are not available to the public directly. You may invest in the fund by buying a variable accumulation annuity contract or a variable universal life insurance policy from an insurance company and directing the allocation of the net purchase payment(s) to the investment option corresponding to the fund. The appropriate insurance company will, in turn, invest payments in shares of the fund as the investor directs at the net asset value next determined.

The fund offers only Class I Shares.

Sales Charge and Surrender Charges

The fund does not assess any sales charge, either when it sells or when it redeems securities. The sales charges that may be assessed under the variable contracts or policies are described in the variable contract prospectuses, as are other charges.

Determination of Net Asset Value

The fund calculates a share price for each class of its shares. The share price (net asset value or “NAV”) for each class is based on the net assets of the fund and the number of outstanding shares of that class. In general, each fund calculates a share price for each class by:

▪ adding the values of all securities and other assets of the fund;

▪ subtracting liabilities; and

▪ dividing the result by the total number of outstanding shares of that class.

Assets: Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price is available, at the last bid price. Shares of other investment companies are valued at such companies’ NAVs. Debt instruments, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the fund’s NAV. As required, some securities and assets are valued at fair value as determined by the Adviser.

Liabilities: Accrued liabilities for class-specific expenses (if any), distribution fees, service fees and other liabilities are deducted from the assets of each class. Accrued expenses and liabilities that are not class-specific (such as management fees) are allocated to each class in proportion to each class’s net assets except where an alternative allocation can be more appropriately made.

Net Asset Value (“NAV”): The liabilities allocated to a class are deducted from the proportionate interest of such class in the assets of the applicable fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class’s NAV per share.

The NAV per share of each class of the fund is determined as of the close of regular trading (generally 4:00 PM Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for trading. The fund will not calculate its NAV per share class on days when the NYSE is closed for trading. If the fund (or underlying fund, as applicable) holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the fund does not price its shares, the NAV of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Fair Valuation

If market quotations are not readily available or available prices are not reliable, the fund determines a “fair value” for an investment according to policies and procedures approved by the Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt instruments that have recently gone into default and for which there is no current market quotation; (iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source does not, in the opinion of the adviser/subadviser, reflect the security’s market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; (viii) securities where the market quotations are not readily available as a result of “significant” events; and (ix) securities whose principal exchange or trading market is closed for an entire business day on which the fund needs to determine its NAV. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by the fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security’s “fair value” on the valuation date (i.e., the amount that the fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers; (iii) an

The Merger Fund® VL	17

evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iv) the type of the security; (v) the size of the holding; (vi) the initial cost of the security; (vii) trading volumes on markets, exchanges or among broker-dealers; (viii) price quotes from dealers and/or pricing services; (ix) values of baskets of securities traded on other markets, exchanges, or among dealers; (x) changes in interest rates; (xi) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (xii) an analysis of the company’s financial statements; (xiii) government (domestic or foreign) actions or pronouncements; (xiv) recent news about the security or issuer; (xv) whether two or more dealers with whom the adviser/subadviser regularly effects trades are willing to purchase or sell the security at comparable prices; and (xvi) other news events or relevant matters.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a fund calculates its NAV (generally, at the close of regular trading on the NYSE (generally 4 p.m. Eastern Time)) that may impact the value of securities traded in these non-U.S. markets. In such cases, the fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

The value of a security, as determined using the fair value process, may not reflect such security’s market value.

Redemptions

The fund will redeem any shares presented for redemption by the insurance companies holding such shares. Your insurance company’s policies on when and whether to redeem fund shares are described in your variable accumulation annuity contract prospectus or variable universal life insurance policy. The fund expects to meet redemption requests, both under normal circumstances and during periods of stressed market conditions, by using cash, by selling portfolio assets to generate cash, or by borrowing funds under a line of credit, subject to availability of capacity in such line of credit.

Other Information

The fund’s name and investment objective are very similar to The Merger Fund® (“TMF”), a publicly available mutual fund that is managed by the Adviser and subadviser. The fund offered through this Prospectus is not TMF and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the fund, different fees and expenses, and different asset sizes.

18	The Merger Fund® VL

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Financial Highlights

  The financial highlights table is intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The total returns in the table do not include fees and charges that you may be assessed under your separate Contracts at either the separate account or Contract level. If these fees and charges were included, the fund’s total returns would be lower. This information for each fiscal year shown has been audited by PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with the fund’s financial statements, are included in the fund’s most recent Financials Report filed on Form N-CSR, which is available upon request. Prior to October 1, 2021, the fund’s shares did not have a class designation; effective October 1, 2021, the fund’s shares are referred to as Class I shares. The features of Class I shares are the same as the features of the shares prior to the change in designation. Selected per share data is based on a share of beneficial interest outstanding throughout each year.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
The Merger Fund® VL
Class I
1/1/25 to 12/31/25	$11.24	0.08	0.88	0.96	(0.51)	(0.38)	(0.89)
1/1/24 to 12/31/24	11.16	0.10	0.29	0.39	(0.19)	(0.12)	(0.31)
1/1/23 to 12/31/23	11.69	(0.02)	0.52	0.50	(0.21)	(0.82)	(1.03)
1/1/22 to 12/31/22	11.77	(0.02)	0.12	0.10	(0.18)	—	(0.18)
1/1/21 to 12/31/21	12.21	(0.07)	0.20	0.13	—	(0.57)	(0.57)

(1)	Calculated using average shares outstanding.
(2)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)

Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)

Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets was 1.41% for the year ended December 31, 2025, and 1.40% for the years ended December 31, 2024, 2023, 2022 and 2021.

(7)	Ratio of net expenses excluding extraordinary legal expenses to average net assets was 1.41% for the year ended December 31, 2025.

20	The Merger Fund® VL

Financial Highlights (continued)

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)		Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

0.07	$11.31	8.54%	$24,490	1.42	%(6)(7)	1.91%	0.65%	173%
0.08	11.24	3.53	32,436	1.51	(6)	1.77	0.92	178
(0.53)	11.16	4.34	35,163	1.59	(6)	1.94	(0.20)	222
(0.08)	11.69	0.88	48,602	1.49	(6)	1.65	(0.14)	191
(0.44)	11.77	1.08	54,129	1.51	(6)	1.91	(0.57)	164

The Merger Fund® VL	21

One Financial Plaza Hartford, CT 06103
ADDITIONAL INFORMATION You can find more information about the fund in the following documents:

Annual, Semiannual and Financials Reports

Annual, semiannual and financials reports contain more information about the fund’s investments. A fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the fund. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies at virtus.com or you can request copies by calling us toll-free at 800-367-5877. You can also call this number to request other information about the fund or to make shareholder inquiries.

Information about the fund (including the SAI) is available on the EDGAR database on the SEC’s website at http://www.sec.gov. You may also obtain copies upon payment of a duplicating fee by electronic request at publicinfo@sec.gov.

The Merger Fund® VL
Investment Company Act File No. 811-21279
7091	4-26

The Merger Fund® VL
(MERVX)

One Financial Plaza

Hartford, CT 06103

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2026

A no-load, open-end, diversified investment company which seeks capital growth by engaging in merger arbitrage.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus of The Merger Fund® VL (the “Fund”) dated April 28, 2026, as described below and as supplemented from time to time. The Fund’s Prospectuses are incorporated by reference into this SAI, and the portions of this SAI that relate to the Fund have been incorporated by reference into the Fund’s Prospectuses. The portions of this SAI that do not relate to the Fund do not form a part of the Fund’s SAI, have not been incorporated by reference into the Fund’s Prospectuses and should not be relied upon by investors in the Fund.

The Prospectuses may be obtained without charge by downloading them from virtus.com; by calling VP Distributors, LLC (the “Distributor”) at 800.367.5877; or by writing to the Distributor at One Financial Plaza, Hartford, CT 06103.

The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts issued by participating life insurance companies (“Contracts”). Due to the differences in tax treatment and other considerations, the interests of the various Contract owners may conflict. The Fund’s Board of Trustees monitors events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any such conflicts. Shares of the Fund are not offered to the general public.

The audited financial statements for the Fund appear in the Fund’s Financials Report for its most recent fiscal year ended December 31, 2025. The financial statements from the foregoing Financials Report are incorporated herein by reference. Shareholders may obtain a copy of the Fund’s Financials Report dated December 31, 2025, without charge, by calling 800.367.5877 or by downloading it from virtus.com.

▪ Virtus Customer Service: 800.367.5877

▪ Web Site: virtus.com

Table of Contents

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectuses do not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

GLOSSARY

1933 Act	The Securities Act of 1933, as amended
1940 Act	The Investment Company Act of 1940, as amended
Administrator	The Trust’s administrative agent, Virtus Fund Services, LLC
ADRs	American Depositary Receipts
Adviser	The investment adviser to the Fund, Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.)
BNY	BNY Mellon Investment Servicing (US) Inc., the sub-administrative and accounting agent and Transfer Agent for the Fund
Board	The Board of Trustees of The Merger Fund VL (also referred to herein as the “Trustees”)
CCO	Chief Compliance Officer
CEA	Commodity Exchange Act, which is the U.S. law governing trading in commodity futures
CFTC	Commodity Futures Trading Commission, which is the U.S. regulator governing trading in commodity futures
Code	The Internal Revenue Code of 1986, as amended, which is the law governing U.S. federal taxes
Custodian	The custodian of the Fund’s assets, The Bank of New York Mellon
Distributor	The principal underwriter of shares of the Fund, VP Distributors, LLC
ETFs	Exchange-traded Funds
FHLMC

Federal Home Loan Mortgage Corporation, also known as “Freddie Mac”, which is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders

FINRA	Financial Industry Regulatory Authority, a self-regulatory organization with authority over registered broker-dealers operating in the United States, including VP Distributors
Fund Complex	The group of Funds sponsored by Virtus and managed by the Adviser or its affiliates, including the Virtus Funds and certain other closed-end funds
Fund	The series of the Trust discussed in this SAI
Independent Trustees	Those members of the Board who are not “interested persons” as defined by the 1940 Act
IRA	Individual Retirement Account
IRS	The United States Internal Revenue Service, which is the arm of the U.S. government that administers and enforces the Code

Moody’s	Moody’s Investors Service, Inc.
NAV	Net Asset Value, which is the per-share price of a Fund
NYSE	New York Stock Exchange
OCC	Options Clearing Corporation, a large equity derivatives clearing corporation
Prospectuses	The prospectuses for the Fund, as amended from time to time
PwC	PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Trust
RIC

Regulated Investment Company, a designation under the Code indicating a U.S.-registered investment company meeting the specifications under the Code allowing the investment company to be exempt from paying U.S. federal income taxes on income and capital gains distributed (or deemed to be distributed) to its shareholders

S&P	S&P Global Ratings
S&P 500® Index	The Standard & Poor’s 500® Index, which is a free-float market capitalization-weighted index of 500 of the largest U.S. companies, calculated on a total return basis with dividends reinvested
SAI	Statement of Additional Information, such as this document, which is a part of a mutual fund registration statement
SEC	U.S. Securities and Exchange Commission
SOFR	Secured Overnight Financing Rate
Subadviser	Westchester Capital Management, LLC
Transfer Agent	The Trust’s transfer agent, BNY
Treasury Regulations	The Treasury Regulations promulgated under the Code
Trust	The Merger Fund VL
VFS	Virtus Fund Services, LLC, the Administrator of the Trust
VIA	Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.), the Adviser to the Fund
Virtus	Virtus Investment Partners, Inc., which is the parent company of the Adviser, Westchester Capital Management, LLC, the Distributor, the Administrator/Transfer Agent

Virtus Funds

The family of funds consisting of the Fund, The Merger Fund®, the series of Virtus Alternative Solutions Trust, the series of Virtus Asset Trust, the series of Virtus Equity Trust, the series of Virtus Event Opportunities Trust, the series of Virtus Investment Trust, the series of Virtus Opportunities Trust, the series of Virtus Strategy Trust, the series of Virtus Variable Insurance Trust, and certain affiliated closed-end funds

Virtus Mutual Funds

The family of open-end funds consisting of The Merger Fund®, the series of Virtus Alternative Solutions Trust, the series of Virtus Asset Trust, the series of Virtus Equity Trust, the series of Virtus Event Opportunities Trust, the series of Virtus Investment Trust, the series of Virtus Opportunities Trust, and the series of Virtus Strategy Trust

VP Distributors	VP Distributors, LLC, the Trust’s Distributor
Westchester	Westchester Capital Management, LLC, subadviser to the Fund
World Bank	International Bank for Reconstruction and Development, an international financial institution that provides loans to developing countries for capital programs

GENERAL INFORMATION AND HISTORY

Capital Stock and Organization of the Trust

The Fund is an open-end management investment company, established under the laws of the State of Delaware by a Declaration of Trust dated November 22, 2002. The Fund currently offers one series of shares to investors, The Merger Fund® VL, which has one class of shares, Class I. The Fund is diversified and has its own investment objective and policies. The Fund may start another series and offer shares of a new fund at any time.

The Fund’s activities are supervised by its Trustees, who are elected by the Fund’s shareholders. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares. The Trustees are also empowered by the Declaration of Trust and the By-Laws to create additional series of shares, or portfolios. As permitted by Delaware law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless required by the 1940 Act. Shares of the Fund’s common stock entitle their holders to one vote per share. Shares have non-cumulative voting rights in the election of Trustees, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shareholders shall have no preemptive or other right to subscribe to any additional shares. Shares are transferable. Each share represents an equal proportionate interest in the Fund.

Diversification of the Fund

The Fund is diversified under the 1940 Act. The Fund also intends to diversify its assets to the extent necessary to qualify for tax treatment as a RIC under the Code. (For information regarding qualification under the Code, see “Dividends, Distributions and Taxes” in this SAI.)

Portfolio Turnover

The portfolio turnover rate may be defined as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) short positions that are not intended to be held for more than one year. For the fiscal years ended December 31, 2023, 2024 and 2025, the Fund’s portfolio turnover rates were 222%, 178% and 173%, respectively.

The Fund may invest portions of its assets to seek short-term capital appreciation. The Fund’s investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Merger-arbitrage investments are characterized by a high turnover rate because, in general, a relatively short period of time elapses between the announcement of a reorganization and its completion or termination. Many mergers and acquisitions are consummated in less than six months, while tender offers are often completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

Disclosure of Portfolio Holdings

The Trustees of the Trust have adopted a policy with respect to the protection of certain non-public information which governs disclosure of the Fund’s portfolio holdings. This policy provides that the Fund’s portfolio holdings information generally may not be disclosed to any party prior to the information becoming public.

Divulging Fund portfolio holdings to selected third parties is permissible only when the affected party has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality.

Public Disclosures

In accordance with rules established by the SEC, the Fund will make available a financials report that contains a full listing of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-PORT, which is filed with the SEC within 60 days of quarter end. The Fund’s financial statements and the holdings filed with Form N-PORT are available on Virtus’ Web site at virtus.com. The Fund also makes publicly available on Virtus’ Web site a full listing of portfolio holdings as of the end of each quarter with a 60-day delay. Portfolio holdings may be released sooner at the discretion of the Fund’s administrator, Virtus Fund Services. Additionally, the Fund provides its top 10 holdings and summary composition data derived from portfolio holdings information at virtus.com. This information is posted at the end of each quarter and may be reported on a 60-day delay. This information will be available until full portfolio holdings information becomes publicly available as described above. The Fund also provides publicly-available portfolio holdings information directly to ratings agencies, the frequency and timing of which is determined under the terms of the contractual arrangements with such agencies, and may provide to financial intermediaries, upon request, monthly portfolio holdings for periods included in publicly-available quarterly portfolio holdings disclosures.

Other Disclosures

The Trust and/or the Administrator may authorize the disclosure of non-public portfolio holdings information under certain limited circumstances. The Fund’s policy provides that non-public disclosures of the Fund’s portfolio holdings may only be made if (i) the Fund has a legitimate business purpose for making such disclosure and (ii) the party receiving the non-public information is subject to a duty of confidentiality. Federal law also prohibits recipients of non-public portfolio holdings information from trading on such information. The Administrator will consider any actual or potential conflicts of interest between Virtus and the Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of portfolio holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to the Fund’s shareholders, the Administrator may authorize release of portfolio holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to the Fund’s shareholders, the Administrator will not authorize such release.

The Fund does not release its confidential portfolio-holdings information for compensation.

Ongoing Arrangements to Disclose Portfolio Holdings

As previously authorized by the Fund’s Board and/or the Fund’s Administrator, the Fund will periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist the Fund in its day-to-day operations, as well as public information to certain ratings organizations. In addition to Virtus and its affiliates, the entities receiving non-public portfolio holdings as of the date of this SAI are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from the Fund.

Non-Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Adviser	VIA	Daily with no delay
Subadviser	Westchester	Daily with no delay
Administrator	VFS	Daily with no delay
Distributor	VP Distributors	Daily, with no delay
Custodian and Securities Lending Agent	The Bank of New York Mellon	Daily, with no delay
Class Action Service Provider	Financial Recovery Technologies and Institutional Shareholder Services	Monthly, with no delay
Sub-administrative and Accounting Agent and Transfer Agent	BNY	Daily, with no delay
Independent Registered Public Accounting Firm	PwC	Annual Reporting Period, within 5 business days of the end of reporting period
Performance Analytics Firm	FactSet Research Systems, Inc.	Daily, with no delay

Liquidity Management Analytics System	MSCI Group	Daily, with no delay

Printing Firm for Financial Reports	Donnelley Financial Solutions Inc.	Semiannually, within 60 days of end of reporting period
Proxy Voting Service	Institutional Shareholder Services and Broadridge	Monthly
Trading System, compliance monitoring, and trade execution analysis	Bloomberg and Nordlogic	Daily
Valuation Workflow	Milestone Group Pty Limited	Daily
Back-end Compliance Monitoring System	BNY	Daily, with no delay
Code of Ethics	StarCompliance, LLC	Daily, with no delay

These service providers are required to keep all non-public information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund. There is no guarantee that the Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

Public Portfolio Holdings Information

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Portfolio Redistribution Firms	Bloomberg, FactSet Research Systems, Inc. and Thomson Reuters	Fiscal quarter with a 60-day delay.
Rating Agencies	Lipper Inc. and Morningstar	Fiscal quarter with a 60-day delay.
Virtus Public Web site	Virtus Investment Partners, Inc.	Fiscal quarter with a 60-day delay.

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

The Fund is a no-load, open-end, diversified, registered management investment company, organized as a Delaware statutory trust on November 22, 2002, which seeks to achieve capital growth by engaging in merger arbitrage. The Fund’s investment objective to achieve capital growth by engaging in merger arbitrage is a fundamental policy, which may not be changed without shareholder approval. Except as otherwise stated, the Fund’s other investment policies are not fundamental and may be changed without obtaining approval by the Fund’s shareholders. There can be no assurance that the Fund will achieve its investment objective.

Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See “Allocation of Portfolio Brokerage” and “Portfolio Turnover.” Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund’s overall investment strategy, which may be considered speculative.

In addition to the principal investment strategies and the principal risks described in the Fund’s prospectus, the Fund may employ other investment practices and may be subject to additional risks, including those that are described below in alphabetical order.

Investment Technique	Description and Risks

Appraisal Rights

Appraisal rights are statutory rights that allow shareholders to demand that the value of their shares that would otherwise be subject to divestiture be determined by a judicial proceeding or independent valuator. Mergers and corporate reorganizations are subject to appraisal rights in many states. In the context of a merger or corporate reorganization, appraisal rights provide dissenting shareholders with a mechanism to seek to prevent acquiring corporations from paying less than the target company is worth to shareholders. If a dissenting shareholder commences an appraisal action and successfully persuades the court or independent valuator that either fair value was not paid for the target company’s shares or the price paid was not determined on an arm’s length basis, the dissenting shareholder can be awarded more consideration for its shares by the court or independent valuator than was paid pursuant to the applicable transaction. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a dissenting shareholder will not necessarily prevent the transaction from taking place as approved; however, if enough shareholders dissented and the court or independent valuator found that a transaction’s terms were unfair, a transaction that a majority of shareholders had already approved could be prevented.

Appraisal actions involve substantial legal risk. In certain jurisdictions, a limited amount of judicial precedent on appraisal actions may increase the risk that the Subadviser’s assessment of the value of an appraisal action proves incorrect. Similarly, cases with a precedential effect may be decided during the course of an appraisal action being pursued by the Fund and that new precedent may substantially change the likelihood of a successful outcome or diminish the prospects for a significant recovery for the Fund in the pursuit of its appraisal action. All of these factors may make it difficult for the Subadviser to predict accurately the outcome of any particular appraisal action. Appraisal actions can be expensive and may require prolonged periods to pursue, litigate and/or resolve, and even when resolved, may not be resolved to the satisfaction of the shareholder or shareholders who commenced the action. There can be no assurance that any such actions will be successful, and a dissenting shareholder may receive less value for its shares than the value received by non-dissenting shareholders.

During the pendency of an appraisal action, market quotations or pricing service coverage for the appraisal action may be unavailable. In that case, the Fund would need to fair value the appraisal action in accordance with its valuation policy. Such

Investment Technique	Description and Risks

fair valuations may involve substantial uncertainty, judgment, estimates and assumptions because there may be little or no reliable market data or other relevant information available to the Fund regarding the value of the appraisal action, all of which increases the risk that the Fund’s fair valuation may not reflect the value of the appraisal action. There can be no assurance that a valuation used for an appraisal action by the Fund will reflect either the value obtained by the Fund in a sale of its appraisal rights during the pendency of an appraisal action or the value the Fund ultimately obtains as a result of pursuing its appraisal rights, even in the event the Fund obtains a favorable outcome in the appraisal action.

Bank Capital Securities and Bank Obligations

The Fund may invest in bank capital securities of both non-U.S. (foreign) and U.S. issuers. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.

The Fund may also invest in other bank obligations including, without limitation, certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates that are issued against funds deposited in a commercial bank for a definite period of time and that earn a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. The Fund may also hold funds on deposit with its custodian bank in an interest-bearing account.

Below Investment Grade Securities

The Fund may invest in debt securities rated below investment grade (that is, rated below Baa3/P-2 by Moody’s or below BBB-/A-2 by S&P for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by the Subadviser to be of comparable quality to securities so rated) at the time of purchase, including securities in default or in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth, or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. The Fund’s investments in Below Investment Grade Securities are more dependent on the Subadviser’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued, particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of the Fund. Some Below Investment Grade Securities in which the Fund invests may be in poor standing or in default.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix A - Description of Moody’s Investors Service and S&P Global Ratings” for more information on securities ratings.

Borrowing

The Fund may borrow from banks, on a secured or unsecured basis at fixed or variable interest rates, to increase its portfolio holdings of securities and employ leverage or for other purposes. When borrowing money, the Fund must follow specific guidelines under the 1940 Act, which allow the Fund to borrow an amount equal to as much as 33 1/3% of the value of its gross assets. When the Fund increases its investment positions by borrowing, the possibilities for profit and the risk of loss will also be increased. The interest, financing or other costs which the Fund must pay on borrowed money or other forms of leverage, together with any additional fees or requirements, are additional costs which will reduce the Fund’s returns. Unless profits and income on securities acquired with leverage exceed the costs of the leverage, the use of leverage will diminish the

Investment Technique	Description and Risks

investment performance of the Fund compared with what it would have been without leverage. Fluctuations in the market value of the Fund’s portfolio when leveraged can therefore have a disproportionately large effect in relation to the capital of the Fund.

Reverse Repurchase Agreements

Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed-upon price on an agreed-upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction.

The Fund will enter into reverse repurchase agreements only with parties that the Fund’s Subadviser deems creditworthy, but such investments are still subject to the risks of leverage discussed above.

Reverse repurchase agreements are generally subject to the provisions of Rule 18f-4. (See “Derivatives and Other Similar Instruments” above for additional information.)

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered Fund with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered Fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.

Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. The clearing mandate is expected to result in the Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation which may affect the cost, terms and/or availability of cleared repo transactions. The Adviser or Subadviser will monitor developments in the Treasury repo transactions market as the implementation period progresses.

Collateralized Mortgage Obligations

A collateralized mortgage obligation (“CMO”) is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are generally collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA or FHLMC, also known as Freddie Mac, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond

Investment Technique	Description and Risks

currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently.

CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, the Fund may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass- through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches-known as support bonds, companion bonds or non-PAC bonds-which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. The Fund may invest in various tranches of CMO bonds, including support bonds.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The Fund may invest in commercial paper of any credit quality consistent with the Fund’s investment objective and policies, including unrated commercial paper for which the Subadviser has made a credit quality assessment. See Appendix A for a description of the ratings assigned by Moody’s and S&P to commercial paper. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Convertible Securities

A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer within a particular period of time at a specific price or formula. It generally entitles the holder to receive interest paid or accrued until the security matures or is redeemed, converted, or exchanged. Convertible securities may have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics and (3) the potential for capital appreciation if the market price of the underlying common stock increases.

Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities often rank senior to common stock in a corporation’s capital structure and, therefore, are often viewed as entailing less risk than the corporation’s common stock, although the extent to which this is true depends in large measure on the degree to which the convertible security sells above its value as a fixed income security. However, because convertible securities are often viewed by the issuer as future common stock, they are often subordinated to other senior securities and therefore are rated one category lower than the issuer’s nonconvertible debt obligations or preferred stock.

A convertible security may be subject to redemption or conversion at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund could be required to permit the issuer to redeem the security and convert it to the underlying common stock. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential, and would normally not exercise an option to convert. The Fund might be more willing to convert such securities to common stock.

The Fund’s Subadviser will select only those convertible securities for which it believes (a) the underlying common stock is an appropriate investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. However, the Fund may invest in convertible debt securities rated less than investment grade.

Debt securities rated less than investment grade are commonly referred to as “junk bonds.” (For information about debt securities rated less than investment grade, see “High-Yield/High-Risk Fixed Income Securities (Junk Bonds)” under “Debt Investing” in this section of the SAI; for additional information about ratings on debt obligations, see Appendix A to this SAI.)

Corporate Debt

The Fund may invest in debt securities issued by corporations, limited partnerships and other similar entities. The Fund’s investments in debt securities of domestic or foreign corporate issuers include bonds, debentures, notes and other similar

Investment Technique	Description and Risks

Securities

corporate debt instruments, including convertible securities that meet the Fund’s minimum ratings criteria or if unrated are, in the Fund’s Subadviser’s opinion, comparable in quality to corporate debt securities that meet those criteria. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies or to the value of commodities, such as gold.

Cybersecurity Risk

With the increased use of technologies, such as the Internet, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers are susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites. Cybersecurity failures or breaches of the Fund’s third party service provider (including, but not limited to, the administrator and transfer agent) or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future.

The Fund and its shareholders could be negatively impacted as a result. The Fund’s service providers may have adopted business continuity plans and systems designed to prevent such cyber attacks. However, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by issuers in which the Fund invests.

Derivatives and Other Similar Instruments

The Fund may invest in various types of derivatives and other similar instruments (collectively referred to in this section as “derivatives” or “derivative instruments”), which may at times result in significant derivative exposure. A derivative is generally a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or in pursuit of its investment objective(s) and policies (to seek to enhance returns). When the Fund invests in a derivative, the risks of loss of that derivative may be greater than the derivative’s cost. The Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. In addition to other considerations, the Fund’s ability to use derivative instruments may be limited by tax considerations. (See “Dividends, Distributions and Taxes” in this SAI.)

Investments in derivatives may subject the Fund to special risks in addition to normal market fluctuations and other risks inherent in investment in securities. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Derivatives are usually less liquid than traditional securities and are subject to counterparty risk (the risk that the other party to the contract will default or otherwise not be able to perform its contractual obligations). Changes in the value of a derivative may also create margin delivery or settlement payment obligations for a Fund. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may give rise to a form of leverage which magnifies the risk of loss. The use of derivatives may also result in smaller gains than otherwise would be the case. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of a Fund to enter into derivative transactions and other leveraged transactions. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a Fund obtains leverage. Reverse repurchase agreements or similar financing transactions may also be deemed to be “derivatives” for purposes of Rule 18f-4 if a Fund chooses to rely on certain provisions of the Derivatives Rule in connection with its use of reverse repurchase agreements or similar financing transactions. Among other things, under Rule 18f-4, a Fund is prohibited from entering into these transactions except in

Investment Technique	Description and Risks

reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that a Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. A Fund will generally satisfy the limits under the Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own securities portfolio absent derivatives holdings, as determined by such Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” As a result of the Relative VaR Test, a Fund may not seek returns in excess of 2x the Underlying Index. For a Fund that uses the Absolute VaR Test, the limit is 20% of the value of the Fund’s net assets.

In addition, among other requirements, Rule 18f-4 requires a Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding a Fund’s derivatives activities. These new requirements will apply unless a Fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the cost of such Fund’s investments and cost of doing business, which could adversely affect investors.

Options on Securities and Indexes

The Fund may purchase and sell put and call options on securities or indexes in standardized contracts traded on domestic or other securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of debt obligations from a dealer.

An option on a security (or an index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium the Fund received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell (“write”) put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. Additionally, the market for an option may be impacted by the availability of additional expiry cycles, which may lead trading volume into contracts closer to expiration, including zero days to expiration contracts (“0DTE” contracts). 0DTE contracts may involve substantially greater volatility than other options contracts.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write straddles (covered or uncovered) consisting of a combination of a call and a put written on the same underlying security.

Investment Technique	Description and Risks
Risks Associated with Options on Securities and Indexes

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in its portfolio, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the values of the Fund’s securities during the period the option was outstanding.

Dealer (Over-The-Counter) Options

The Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction. Certain dealer options are eligible to be cleared by the Options Clearing Corporation.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. This requirement may impair the Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

Risks of Over-The-Counter Option Transactions

As part of its investment strategies, the Fund may engage in transactions involving options and futures contracts which are traded over- the-counter (“OTC contracts”). OTC contracts differ from exchange-traded contracts in important respects. OTC contracts are transacted off-exchange, directly against a broker-dealer counterparty, rather than on-exchange, and the performance of these contracts is not typically supported beyond the credit of the counterparty.

Because OTC contracts are transacted directly with broker-dealers, there is a risk of non-performance by the broker-dealer as a result of the insolvency of such broker-dealer or otherwise, in which case the Fund may experience a loss. An OTC contract may sometimes be closed-out voluntarily by entering into a closing transaction with the broker-dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that broker-dealer. There is no assurance that a broker-dealer will voluntarily agree to terminate a transaction. There is also no assurance that the Fund will be able to liquidate an OTC contract at any time prior to expiration. The Fund may also be required to treat as

Investment Technique	Description and Risks

illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. In the event of insolvency of the counterparty, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

Risk Factors in Options Transactions

There are various risks associated with transactions in exchange-traded and OTC options. The values of options written by the Fund will be affected by many factors, including changes in the values of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange- traded option does not exist, the Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Subadviser, and other clients of the Subadviser may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. No guarantee exists that the Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time.

The Fund’s ability to engage in options and other transactions may be limited by tax considerations.

Investment Technique	Description and Risks
Uncovered Option Transactions

As part of a hedging strategy, the Fund may sell uncovered, or “naked,” options. When the Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When the Fund sells an uncovered put option, it may not simultaneously have a short position in the underlying security. The Fund may sell uncovered call options as an alternative to selling short the acquirer’s shares in a stock-for-stock merger. The Fund may sell uncovered put options as an alternative to selling covered call options.

The risks associated with selling uncovered call options and uncovered put options include some of those associated with selling short the acquirer’s securities in a stock-for-stock merger, including the possibility that should the merger fail to be completed, the Fund may be required to purchase the underlying security at a price substantially above the strike price of the option.

Futures Contracts and Options on Futures Contracts

The Fund may invest in futures contracts and options thereon (“futures options”), including with respect to equity securities, indexes, or other instruments or assets, as well as purchase put and call options on such futures contracts. The Fund may incur commission expenses when it opens or closes a futures position.

A futures contract is an agreement to buy or sell a reference asset (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of the reference asset) at a specified price and time. A futures contract on an index (an “Index Future”) is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is generally not made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including, without limitation: the S&P 500® Index; the S&P Midcap 400® Index; the Nikkei 225 Index; the NYSE Composite IndexTM; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; 1-month and 3-month SOFR; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

The Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases such instruments. Positions in Index Futures may be closed out by the Fund only on the futures exchanges upon which the Index Futures are then traded.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Fund may also enter into OTC options on futures contracts.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant a specified amount of assets. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified by the exchange or the futures commission merchant during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract and is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the exchange of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Investment Technique	Description and Risks

Although some futures contracts call for making or taking delivery of the underlying securities, index or other asset, in many cases these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security, index or other asset, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund will realize a capital gain, or if it is more, the Fund will realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund will realize a capital gain, or if it is less, the Fund will realize a capital loss. The transaction costs must also be included in these calculations.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CEA, the CFTC regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, funds received from the Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund’s order is placed and the time it is liquidated, offset or exercised.

Risks Associated with Futures and Futures Options

There are several risks associated with the use of futures contracts and futures options, including as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities and Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon

Options on securities and indexes, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The values of positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and

Investment Technique	Description and Risks

the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

Swap Contracts

The Fund may use swap contracts (or “swaps”) or other derivatives positioning for the same or similar purposes as options and futures. The Fund may directly or indirectly use various different types of swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, inflation swaps, and other types of available swap agreements. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. The risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Notional amounts of swap transactions are not subject to any limitations, and swap contracts may expose the Fund to unlimited risk of loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Swap contracts may be individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease the Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if the Subadviser determines it is consistent with the Fund’s investment objective and policies.

The Fund may enter into swaps on securities, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500® Index).

The Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. The Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, the Fund may enter into an interest rate swap in order to protect against declines in the values of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty may pay a floating rate multiplied by the same notional amount to the Fund. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would be entitled to receive payments under the swap that would offset, in whole or in part, such diminution in value. The Fund may also enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, the Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

The Fund may use inflation swaps, which involve commitments to pay a regular stream of inflation indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as the SOFR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds), thereby creating synthetic inflation indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation indexed bonds issued by the U.S. Treasury.

The Fund may use variance swap agreements, which involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Equity Swap Contracts

The Fund may enter into both long and short equity swap contracts with qualified broker-dealer counterparties. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security or index, while obligating the Fund to pay the counterparty any depreciation on the security or index as well as interest on the notional amount of the contract. A short equity swap contract obligates the Fund to pay the

Investment Technique	Description and Risks

counterparty any appreciation and dividends paid on an individual security or index, while entitling the Fund to receive from the counterparty any depreciation on the security or index as well as interest on the notional value of the contract.

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risk may arise from unanticipated movements in interest rates or in the values of the underlying securities.

Credit Default Swap Contracts

The Fund may enter into credit default swap contracts with qualified broker-dealer counterparties. In a credit default swap, one party typically makes an upfront payment and a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity on its obligation or other credit-related event. For example, in purchasing a credit default swap, the Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or foreign issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. Rather than exchange the bonds for the par value, a single cash payment may be due from the protection seller representing the difference between the par value of the bonds and the current market value of the bonds (which may be determined through an auction). The Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk - the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation.

The Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the difference between the par (or other agreed-upon) value of a referenced debt obligation, and the market value of such referenced debt obligation, to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and would have no payment obligations. For credit default swap agreements on asset-backed securities, an event of default may be triggered by various events, which may include an issuer’s failure to pay interest or principal, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, an event of default may be triggered by such events as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium or restructuring.

The Fund may use the swaps for any investment purpose, including as part of a merger-arbitrage or event-driven strategy involving pending corporate reorganizations. The Fund may also purchase credit protection on a referenced entity’s obligations. When the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default. Credit default swap contracts involve, to varying degrees, elements of market risk and exposure to loss. Other risks associated with the use of credit default swap agreements include the risk of imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability or unwillingness of counterparties to meet their obligations. Where the Fund is the purchaser of default protection under the credit default swap, the Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of the swap contract counterparty.

Equity Securities

The Fund may invest in equity securities. Equity securities include common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities.

Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company’s assets after creditors (including

Investment Technique	Description and Risks

fixed income security holders) and, if applicable, preferred stockholders are paid. Outside of the United States, preferred stock may carry different rights or obligations. In some jurisdictions, preferred stocks may have different voting rights and there may be more robust trading markets and liquidity in preferred stock than the common or ordinary stock of the company. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company’s fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Illiquid and Restricted Securities

Illiquid securities are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may invest up to 15% of its net assets in illiquid assets. The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Such securities may offer higher yields than comparable publicly traded securities, and they also may incur higher risks.

Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector. Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair the Funds’ ability to pursue their investment objectives or utilize certain investment strategies and techniques.

Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days may be deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Fund’s Subadviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

The Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security.

An investment’s contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the investment and therefore the investments described in this section may be determined to be liquid in accordance with the Fund’s liquidity risk management program approved by the Board. The Trustees have delegated to the Fund’s Adviser the determination of the liquidity of such investments in the Fund’s portfolio as administrator of the Fund’s liquidity risk management program. The Fund’s Adviser will take into account relevant market, trading and investment-specific considerations when determining whether an investment is illiquid.

If illiquid assets exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce, in accordance with Rule 22e-4 under the 1940 Act, its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the Fund’s Subadviser may not be able to dispose of them in a timely manner. As a result, the Fund may

Investment Technique	Description and Risks

be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of the Fund holding them to decline. An investment that is determined by the Fund’s Adviser to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

Restricted securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the 1933 Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.

Restricted securities will be priced at fair value as determined in good faith by the Trustees or their delegate.

Investments in Debt Instruments

The Fund may invest in corporate bonds debentures, notes and other similar instruments and evidences of indebtedness (collectively “Debt Instruments”) issued by companies, including those involved in publicly announced mergers, takeovers and other corporate reorganizations, including reorganizations undertaken pursuant to Chapter 11 of the U.S. Bankruptcy Code. Some or all of these Debt Instruments may carry non-investment-grade credit ratings. See “Below Investment Grade Securities” above.

The price of a Debt Instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a Debt Instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower. The price of a Debt Instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a Debt Instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. A Debt Instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Debt Instruments with floating interest rates may be less sensitive to interest rate changes. The price of a Debt Instrument trading at a negative interest rate responds to interest rate changes like other Debt Instruments; however, a Debt Instrument trading at a negative interest rate is generally expected to produce a negative return if held to maturity.

Debt Instruments include fixed and floating rate instruments of any maturity. Fixed rate instruments pay a specified rate of interest or dividends. Floating rate instruments pay a rate that is adjusted periodically by reference to a specified index or market rate. Because interest rates vary, the future income of the Fund that invests in floating rate fixed income securities cannot be predicted with certainty. Indexed bonds are a type of fixed income instrument whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). To the extent the Fund invests in indexed instruments, the future income of the Fund also will be affected by changes in those instruments’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices). Because zero coupon bonds do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, the value of zero coupon bonds fall more sharply than the value of interest paying bonds. However, zero coupon bonds rise more rapidly in value when interest rates drop.

The market values of convertible Debt Instruments will also be affected to a greater or lesser degree by changes in the price of the underlying equity securities. The market values of Debt Instruments issued by companies involved in pending corporate mergers and takeovers may be determined in large part by the status of the transaction and its eventual outcome, especially if the Debt Instruments are subject to change-of-control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of the merger or takeover.

The Fund may invest in Debt Instruments because the Subadviser determines that the Debt Instruments offer an attractive yield or because of the Subadviser’s credit outlook for or assessment of the issuer of the obligation, including when the Subadviser believes the market has underestimated the credit quality or attractiveness of a particular issuer or debt obligation. The Subadviser’s judgment may be incorrect, and the Fund is subject to the risk of losses due to the Subadviser’s determinations regarding a particular debt obligation or issuer.

The Fund may invest in Debt Instruments of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceedings. The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. Because such issuers are likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy

Investment Technique	Description and Risks

or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers may be illiquid and are considered highly speculative.

Investments in New Issues

The Fund is permitted to invest in securities that are offered in initial public offerings (also referred to as “new issue” securities). New issue securities have no trading history, and there may be less public information about the companies. In addition, the prices of new issue securities may be highly volatile or may decline shortly after the initial public offering. New issues may also be subject to varying patterns of trading volume and may, at times, be difficult to sell. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price.

Market Volatility Risk

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; rapid interest rate changes; supply chain disruptions; sanctions; and difficulties in obtaining and/or enforcing legal judgments.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which each invests. The government response to these events, including emergency health measures, welfare benefit programs, fiscal stimulus, industry support programs, and measures that impact interest rates, among other responses, is also a factor that may impact the financial markets and the value of the Fund’s holdings. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type. The Fund will also be negatively affected if the operations and effectiveness of any of its key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

Master Limited Partnerships (“MLPs”)

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks

Investment Technique	Description and Risks

related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, inadequate supply of external capital, and conflicts of interest with the general partner. There are also certain tax risks associated with investment in MLPs. The benefit derived from the Fund’s investment in MLPs is somewhat dependent on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of MLP units. Historically, a substantial portion of the gross taxable income of MLPs has been offset by tax losses and deductions reducing gross income received by investors, and any change to these tax rules would adversely affect the price of an MLP unit. Certain MLPs may trade less frequently than other securities, and those with limited trading volumes may display volatile or erratic price movements.

Merger Arbitrage

Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment. The size of this spread is dependent on a large number of factors, including the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The expected timing of each transaction is also important since the length of time that the Fund’s capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns.

Mark-to-market losses on merger-arbitrage positions can occur intra-month even if a particular deal is not breaking-up and such losses may or may not be recouped upon successful consummation of such deal. Further, the consummation of mergers, tender offers and exchange offers can be prevented or delayed by a variety of factors, including: (i) regulatory and antitrust restrictions; (ii) political motivations; (iii) industry weakness; (iv) stock specific events; (v) failed financings; and (vi) general market declines. If the Fund does not hedge against market fluctuations, the Fund may incur losses even if the proposed transaction is consummated.

Merger-arbitrage strategies also depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. This may be due to, among other things, a number of merger-arbitrage advisers and other investors investing in a limited number of potential deals. Also, when market interest rates are relatively low, the spreads on merger-arbitrage positions may be relatively small (i.e., narrow) as well.

Non-U.S. Investment Risk

General. Investment in non-U.S. issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund may be subject to foreign taxes on (i) net proceeds it receives, capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities, and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund in respect of its foreign securities will reduce its yield. See “Dividends, Distributions and Taxes” below for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which the Fund may invest are unclear and interpretations of such laws can change over time, including on a retroactive basis in which case the Fund could potentially incur foreign taxes on a retroactive basis. Moreover, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), the Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce the Fund’s NAV at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less

Investment Technique	Description and Risks

liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. The Fund also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. There can be no assurance that the Fund will satisfy applicable foreign reporting requirements at all times. Failure to satisfy those reporting requirements may increase the Fund’s costs and prevent the Fund from executing its investment strategy.

Political, social or financial instability, civil unrest and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally. In addition, economic or other sanctions imposed on a foreign country or issuer by the U.S., or on the U.S. by a foreign country, could impair the Fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain securities. Sanctions could also affect the value and/or liquidity of a foreign security. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Emerging Markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging markets are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging markets are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging markets with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries. There can be no assurance that the Fund will satisfy applicable foreign reporting requirements at all times. Failure to satisfy those reporting requirements may increase the Fund’s costs and prevent the Fund from executing its investment strategy.

Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Economies of emerging markets generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging markets may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging markets continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs may be higher in emerging markets than in developed countries, which could reduce the Fund’s income from investments in securities or debt instruments of emerging country issuers.

Emerging markets are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging markets.

Other Investment Companies

The Fund may invest in securities of open- or closed-end investment companies, including ETFs, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act.

The Fund may invest in other investment companies to gain broad market or sector exposure or to earn a return on uninvested assets, including during periods when it has large amounts of uninvested cash.

As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested.

Short Sales	The Fund may sell securities short as part of its overall portfolio management strategies involving the use of derivative

Investment Technique	Description and Risks

instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire, or that it owns but does not wish to deliver, in anticipation that the market price of that security will decline. A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. All other short sales are commonly referred to as “naked” short sales.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. If the Fund engages in naked short sales, the Fund’s risk of loss could be as much as the maximum attainable price of the security (which could be limitless) less the price paid by the Fund for the security at the time it was borrowed.

Short sales are generally subject to the provisions of Rule 18f-4. (See “Derivatives and Other Similar Instruments” above for additional information.)

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to those of equity and/or fixed income securities.

Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt instruments, and U.S. government securities.

Fixed Rate Preferred Stocks

Some fixed rate preferred stocks in which the Fund may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than other types of preferred stocks that have a maturity date and may have heightened sensitivity to changes in interest rates. The Fund may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate- term bonds and they typically have lower yields than perpetual preferred stocks.

Repurchase Agreements

The Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller’s agreement to repurchase them at a mutually agreed-upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest payable to the Fund at a stated rate together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security.

A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund. The value of such collateral will be monitored throughout the term of the repurchase agreement in an attempt to ensure that the market value of the collateral always equals or exceeds the repurchase price (including accrued interest). If the value of the collateral dips below such repurchase price, additional collateral will be requested and, when received, added to the account to maintain full collateralization.

Investment Technique	Description and Risks

Repurchase agreements will be entered into with commercial banks, brokers and dealers considered by the Fund’s Subadviser to be creditworthy. However, the use of repurchase agreements involves certain risks such as default by, or insolvency of, the other party to the transaction. The Fund also might incur disposition costs in connection with liquidating the underlying securities or enforcing its rights.

Typically, repurchase agreements are in effect for one week or less, but they may be in effect for longer periods of time.

Repurchase agreements of more than seven days’ duration are subject to the Fund’s limitation on investments in illiquid securities, which means that no more than 15% of the market value of the Fund’s total assets may be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities.

As noted above, the SEC adopted rule amendments which would require clearance and settlement of all repurchase agreements collateralized by U.S. Treasury securities. Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. (See the “Reverse Repurchase Agreements” section of the SAI.)

Securities Lending

Subject to certain investment restrictions, the Fund may, subject to the Trustees’ and Trust Treasurer’s approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.

The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. The Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that the Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

The Fund will not lend securities having a value in excess of 33 1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

Special Purpose Acquisition Companies

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (“SPACs”). Unless and until an acquisition meeting the SPAC’s requirements is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

In allocating investment opportunities in SPACs amongst accounts advised by the Subadviser, the Subadviser will seek to allocate such opportunities in a manner that is, over time, fair and equitable to all accounts. As part of its allocation decision, the Subadviser may consider a number of factors including, but not limited to, the permissibility and/or appropriateness of such an investment for an account given the investment’s expected risk/return profile, the availability of the investment in sufficient volume to reasonably be expected to affect the account’s performance materially, and whether the account has sufficient liquidity to participate in the investment opportunity in an amount that could reasonably be expected to affect its performance materially.

Temporary Defensive Positions

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to seek to respond to adverse market, economic or other conditions. In taking such positions, the Fund may temporarily invest a substantial portion of its assets in cash and cash equivalents, including money market instruments. Money market instruments include, but are not limited to: obligations of the U.S. government or its agencies or

Investment Technique	Description and Risks

instrumentalities; Treasury bills and other short- term obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 by S&P or Prime- 1 by Moody’s. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; and repurchase agreements. However, the Subadviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Fund to miss out on investment opportunities, and may prevent the Fund from achieving its investment objective.

Variable and Floating Rate Debt Instruments

A Fund may invest in floating rate debt instruments, including senior loans. Floating rate debt instruments are instruments that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These floating rate debt instruments may include, in addition to senior loans, instruments such as catastrophe and other event- linked bonds, bank capital securities, unsecured bank loans, corporate bonds, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their floating rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a floating rate debt instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed rate debt instrument, although the value of a floating rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality. Loans may not be considered “securities” for certain purposes under the federal securities laws, and a Fund that purchases a loan may not be entitled to rely on anti-fraud and other protections under the federal securities laws.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Variable Rate Master Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them.

Warrants or Rights to Purchase Securities

The Fund may invest in or acquire warrants or rights to purchase equity or fixed income securities at a specified price during a specific period of time. The Fund will make such investments only if the underlying securities are deemed appropriate by the Fund’s Subadviser for inclusion in the Fund’s portfolio. Included are warrants and rights whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options. (See “Options” in this section of the SAI for information about call options.)

Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. However, unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund holding such warrants to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

The Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the

Investment Technique	Description and Risks

value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant.

The Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund’s use of index warrants are generally similar to those relating to its use of index options. (See “Options” in this section of the SAI for information about index options.) Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund’s ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

INVESTMENT LIMITATIONS

The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this SAI and in the Fund’s prospectus, the term “majority of the outstanding shares of the Fund” means the vote of the lesser of: (a) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the Fund’s outstanding shares.

These investment restrictions provide that:

(1) The Fund may not issue senior securities, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages, or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities, to the extent permitted by the 1940 Act, and any rule or order thereunder, or SEC staff interpretation thereof.

(2) The Fund may not borrow money except that it may borrow: (a) from banks to purchase or carry securities or other investments, (b) from banks for temporary or emergency purposes, (c) by entering into reverse repurchase agreements, or (d) by entering into equity swap contracts if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured.

(3) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4) The Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to the securities of other investment companies, investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or tax-exempt municipal securities.

(5) The Fund may not purchase or sell real estate or real estate mortgage loans, as such, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

(6) The Fund may not purchase or sell commodities or commodity contracts.

(7) The Fund will not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) lend its securities.

Although the Fund may lend its securities, the Fund may have to recall such loans to vote proxies if the Subadviser has knowledge that an event will occur having a material effect on the Fund’s investment in a loaned security. When the Fund lends its securities, the Fund bears the risk of loss in the event of a decline in value of the borrower’s collateral.

With respect to the fundamental policy relating to issuing senior securities set forth in (1) above, “senior securities” are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased. Certain widely used investment practices that involve a commitment by a fund to deliver money or securities in the future are subject to Rule 18f-4. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts. The policy in (1) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to concentration set forth in (4) above, with respect to investments in SPACs, the Fund will generally look to the investment or investments the SPAC principally holds in determining the SPAC’s principal activities and whether to apply its fundamental policy regarding industry concentration to an investment in a SPAC. Many SPACs invest principally in U.S. Treasury obligations, money market funds that invest exclusively in obligations of the U.S. government and other investments that are not limited by the Fund’s fundamental policy on industry concentration until the SPAC identifies a suitable target for an acquisition or merger. With respect to the fundamental policy relating to commodities or commodity contracts set forth in (6) above, at the time of the establishment of the restriction, swap contracts, financial contracts, including futures transactions, and options with respect to futures, and other financial transactions were not within the understanding of the terms “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subjects certain swaps or other transactions to regulation by the CFTC, the Fund will not consider any of such investments or instruments to be commodities or commodity contracts for purposes of this restriction.

The following investment restrictions have been adopted by the Fund as non-fundamental policies. Non-fundamental restrictions may be amended by a majority vote of the Trustees of the Fund. Under the non-fundamental investment restrictions:

(1) The Fund will not invest more than 15% of the value of its net assets in illiquid securities. Illiquid securities means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

(2) The Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act and the rules and regulations thereunder.

Any percentage limitation or other requirement as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Additionally, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Board is responsible for the overall supervision of the Trust, including establishing the Fund’s policies and general supervision and review of its investment activities, and performs the various duties imposed on Trustees by the 1940 Act and Delaware statutory trust law. The officers, who administer the Fund’s daily operations, are appointed by the Board and generally are employees of the Administrator or one of its affiliates. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. The Trust has no employees.

Unless otherwise noted, each Trustee of the Trust also serves as a Trustee of other funds in the Fund Complex and the address of each individual is c/o Virtus Funds, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1960	Since 2021	96

Private investor (since 2009). Formerly, President and Chief Executive Officer, BlackRock U.S. Funds (2007 to 2009); Managing Director, BlackRock, Inc. (2006 to 2009); and Managing Director, Merrill Lynch Investment Managers (1990 to 2006).

Director (2014 to 2021), Duff & Phelps Utility and Corporate Bond Trust Inc.; Director (since 2011) and Vice Chair (since 2023), Avista Corp. (energy company); Trustee (2010 to 2014), Goldman Sachs Fund Complex; and Director (2006 to 2010), BlackRock Luxembourg and Cayman Funds.

Cogan, Sarah E. YOB: 1956	Since 2021	86

Retired Partner, Simpson Thacher & Bartlett LLP (“STB”) (law firm) (since 2019); Director, Girl Scouts of Greater New York (since 2016); Trustee, Natural Resources Defense Council, Inc. (since 2013); and formerly, Partner, STB (1989 to

				Trustee (since 2019), PIMCO Closed-End Funds(*) (24 portfolios).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
			2018).
Drummond, F. Ford YOB: 1962	Since 2021	86	President (since 1998), F.G. Drummond Ranches, Inc. Formerly, Director (1998 to 2008), The Cleveland Bank; and General Counsel (1998 to 2008), BMIHealth Plans (benefits administration).	Director (since 2011), Bancfirst Corporation.
McDaniel, Connie D. YOB: 1958	Since 2021	93

Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President, Global Finance Transformation (2007 to 2009); and Vice President and Controller (1999 to 2007), The Coca-Cola Company.

Director (since 2019), Global Payments Inc.; Chairperson (since 2021), Governance & Nominating Committee, Global Payments Inc; Director (since 2021), North Florida Land Trust; Director (2014 to 2019), Total System Services, Inc.; Member (2011 to 2022) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

Walton, R. Keith YOB: 1964	Since 2021	93

Senior Adviser (since 2022), Brightwood Capital LLC; Venture and Operating Partner (2020 to 2021), Plexo Capital, LLC; Venture Partner (2019 to 2021) and Senior Adviser (2018 to 2019), Plexo, LLC; and Partner (since 2006), Global Infrastructure Partners. Formerly, Managing Director (2020 to 2021), Lafayette Square Holding Company LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; and Vice President, Strategy (2013 to 2017), Arizona State University.

Director (since 2017), certain funds advised by Bessemer Investment Management LLC (9 portfolios); Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; and Trustee (2014 to 2017), AZ Service.

Zino, Brian T. YOB: 1952	Since 2021	86	Retired. Various roles (1982 to 2009), J. & W. Seligman & Co. Incorporated, including President (1994 to 2009).

Trustee (since 2011), Bentley University; Director (1986 to 2009) and President (1994 to 2009), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; and Member, Board of Governors of ICI (1998 to 2008).

(*) PIMCO Closed-End Funds are not part of the Virtus Fund Complex: PCM Fund, Inc.; PIMCO Access Income Fund; PIMCO California Flexible Municipal Income Fund; PIMCO California Municipal Income Fund; PIMCO Corporate & Income Strategy Fund; PIMCO Corporate & Income Opportunity Fund; PIMCO Dynamic Income Fund; PIMCO Dynamic Income Opportunities Fund; PIMCO Dynamic Income Strategy Fund; PIMCO Flexible Credit Income Fund; PIMCO Flexible Emerging Markets Income Fund; PIMCO Flexible Municipal Income Fund; PIMCO Global StocksPLUS® & Income Fund; PIMCO High Income Fund; PIMCO Income Strategy Fund; PIMCO Income Strategy Fund II; PIMCO Managed Accounts Trust (5 portfolios); PIMCO Municipal Income Fund II; PIMCO New York Municipal Income Fund II; and PIMCO Strategic Income Fund, Inc.

Interested Trustee

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Aylward, George R. YOB: 1964	Since 2021	111

Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).

Director (since 2023), Stone Harbor Investment Funds plc (9 sub-funds), Stone Harbor Global Funds plc (2 sub-funds) and Virtus Global Funds ICAV (9 sub-funds); Member (since 2021), Board of Governors of the Investment Company Institute; and Director (since 2013), Virtus Global Funds, plc (5 sub-funds).

Mr. Aylward is an “interested person” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2021).

Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2017), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Bradley, W. Patrick YOB: 1972	Executive Vice President, Chief Financial Officer and Treasurer (since 2021).

Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016) and various officer positions (since 2004), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2023), Stone Harbor Investment Funds plc and Stone Harbor Global Funds plc; Director (since 2019), Virtus Global Funds ICAV; Director (since 2013), Virtus Global Funds, plc; various officer positions (since 2006) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Member (2022 to 2025), BNY Mellon Asset Servicing Client Advisory Board.

Branigan, Timothy YOB: 1976

Vice President and Fund Chief Compliance Officer (since 2022); Assistant Vice President and Deputy Fund Chief Compliance Officer (March to May 2022); and Assistant Vice President and Assistant Chief Compliance Officer (2021 to 2022).

Various officer positions (since 2019) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years

Chisolm, Daphne YOB: 1969	Vice President, Counsel and Assistant Secretary (since 2023).

Vice President and Senior Counsel (since 2023), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Attorney at Law engaged in private practice as a solo practitioner (2018 to 2023); and various officer positions (since 2023) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Fromm, Jennifer YOB: 1973	Vice President, Chief Legal Officer, Counsel and Secretary (since 2021).

Vice President (since 2016) and Senior Counsel (since 2007) and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2008) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Griswold, Heidi YOB: 1973	Vice President (since 2021).

Vice President, Head of Transfer Agent & Servicing, Mutual Fund Services (since 2018), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and Vice President (since 2016) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Hackett, Amy YOB: 1968	Vice President and Assistant Treasurer (since 2021).

Vice President (since 2010) and Assistant Vice President (2007 to 2010), Fund Services, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2007) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Krishnan, Suneeta YOB: 1965	Vice President and Assistant Treasurer (since 2021).

Vice President (since 2017) and Assistant Treasurer (since 2007), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2009) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Lowe, Benjamin YOB: 1978	Vice President, Controller and Assistant Treasurer (since 2021).

Vice President, Fund Services (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2018) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Perlman, Diana YOB: 1972	Anti-Money Laundering Compliance Officer (since 2025).	Deputy Chief Compliance Officer (since 2023), VP Distributors, LLC; and Vice President and Compliance Manager (2017 to 2023), State Street Global Markets LLC.

Rahman, Mahmood YOB: 1967	Assistant Vice President (since 2021).

Vice President (since 2023), Tax Director (since 2020) and Assistant Vice President (2020 to 2023), Fund Administration, Virtus Investment Partners, Inc.; Vice President (since 2024) and Assistant Vice President (2021 to 2024) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Assistant Treasurer and Tax Director, Grantham, Mayo, Van Otterloo &

Name, Address and Year of Birth	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Co. LLC (2007 to 2019).

Santoro, Kathryn YOB: 1974	Vice President, Counsel and Assistant Secretary (since 2024).

Vice President and Senior Counsel (since 2024), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2024) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Vice President, General Counsel, and Secretary (2021 to 2023), Anuvu Corp.; Managing Counsel (2016 to 2020), Janus Henderson Investors; and various officer positions of registered funds advised by Janus Henderson Investors.

Short, Julia R. YOB: 1972	Senior Vice President (since 2021).

Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).

Smirl, Richard W. YOB: 1967	Executive Vice President (since 2021).

Chief Operating Officer (since 2021), Virtus Investment Partners, Inc.; Executive Vice President (since 2021), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Executive Vice President (since 2021) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; Chief Operating Officer (2018 to 2021), Russell Investments; Executive Director (Jan. to July 2018), State of Wisconsin Investment Board; and Partner and Chief Operating Officer (2004 to 2018), William Blair Investment Management.

Suss, Amanda YOB: 1969	Vice President, Controller and Assistant Treasurer (since 2022).

Vice President and Controller (since 2022), Mutual Fund Administration and Financial Reporting, Virtus Investment Partners, Inc.; Vice President, Controller and Assistant Treasurer (since 2022) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.; and Senior Finance Associate (2011 to 2022), Stone Harbor Investment Partners LP.

Thaker, Nikita K. YOB: 1978	Vice President (since 2026)

Vice President (since 2021) and Assistant Vice President (2016 to 2021), Mutual Fund Administration, Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various officer positions (since 2013) of various registered funds advised by subsidiaries of Virtus Investment Partners, Inc.

Leadership Structure and the Board of Trustees

The Board is currently composed of 7 trustees, including 6 Independent Trustees. In addition to five regularly scheduled meetings per year, the Board holds special meetings either in person or virtually to discuss specific matters that may require consideration prior to the next regular meeting. As discussed below, the Board has established several standing committees to assist the Board in performing its oversight responsibilities, and each such committee has a chair. The Board may also designate working groups or ad hoc committees as it deems appropriate.

The Trustees of the Virtus Funds believe that an effective board should have perspectives informed by a range of viewpoints, skills, expertise, experiences and backgrounds. The Trustees endorse an environment for the Board where all members are respected, valued and engaged.

The Board has appointed Ms. McDaniel, an Independent Trustee, to serve in the role of Chair. The Chair’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chair also presides at all meetings of the Board and between meetings generally acts as a liaison with the Trust’s service providers, officers, legal counsel, and the other Trustees. The Chair may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight.

The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the Fund’s shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Board has established several standing committees to oversee particular aspects of the Fund’s management. The members of each Committee are set forth below:

The Audit Committee

The Audit Committee is responsible for overseeing the Fund’s accounting and auditing policies and practices. The Audit Committee reviews the Fund’s financial reporting procedures, its system of internal control, the independent audit process, and the Fund’s procedures for monitoring compliance with investment restrictions and applicable laws and regulations and with the Code of Ethics. The Audit Committee is composed of all of the Independent Trustees, and Mr. Burke is the Chair. The Audit Committee met five times during the Trust’s last fiscal year.

The Compliance Committee

The Compliance Committee is responsible for overseeing the Fund’s compliance matters. The Compliance Committee oversees and reviews (1) information provided by the Fund’s officers, including the Fund’s CCO, the Fund’s investment adviser and other principal service providers, and others as appropriate; (2) the codes of ethics; (3) whistleblower reports; and (4) distribution programs. The Compliance Committee is composed of all of the Independent Trustees, and Mr. Walton is the Chair. The Compliance Committee met four times during the Trust’s last fiscal year.

The Contracts Committee

The Contracts Committee is responsible for reviewing the contractual arrangements with the Fund’s investment advisers and subadvisers and other service providers affiliated with the Fund’s investment advisers and subadvisers. The Contracts Committee is composed of all of the Independent Trustees, and Ms. Cogan is the Chair. The Contracts Committee met five times during the Trust’s last fiscal year.

The Governance and Nominating Committee

The Governance and Nominating Committee is responsible for developing and maintaining governance principles applicable to the Fund for nominating individuals to serve as Trustees, including as Independent Trustees, and annually evaluating the Board and Committees. The Governance and Nominating Committee is composed of all of the Independent Trustees, and Mr. Zino is the Chair. The Governance and Nominating Committee met three times during the Trust’s last fiscal year.

The Governance and Nominating Committee considers candidates for trusteeship and makes recommendations to the Board with respect to such candidates. There are no specific required qualifications for trusteeship. The committee considers all relevant qualifications of candidates for trusteeship, such as industry knowledge and experience, financial expertise, current employment and other board memberships, and whether the candidate would be qualified to be considered an Independent Trustee. The Board believes that having among its members a diversity of viewpoints, skills and experience and a variety of complementary skills enhances the effectiveness of the Board in its oversight role. The committee considers the qualifications of candidates for trusteeship in this context.

The Board has adopted a policy for consideration of Trustee nominees recommended by shareholders. With regards to such policy, an individual shareholder or shareholder group submitting a nomination must hold either individually or in the aggregate for at least one full year as of the date of nomination 5% of the shares of the Fund, among other qualifications and restrictions. Shareholders or shareholder groups submitting nominees must comply with all requirements set forth in the Fund’s policy for consideration of Trustee nominees recommended by shareholders and any such submission must be in writing, directed to the attention of the Governance and Nominating Committee in care of the Fund’s Secretary, and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable. Shareholder nominees for Trustee will be given the same consideration as any candidate provided the nominee meets certain minimum requirements.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any Trustee is an “expert” within the meaning of the federal securities laws.

George R. Aylward

In addition to his positions with the Trust, Mr. Aylward is a Director and the President and Chief Executive Officer of Virtus, the ultimate parent company of the Adviser. He also held various executive positions with the Adviser, the Fund’s Subadviser, the Distributor and the Administrator to the Trust, and various of their affiliates, and previously held such positions with the former parent company of Virtus. He therefore has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues. Mr. Aylward is a certified public accountant and holds an MBA, and he also serves as an officer and director/trustee of several open-end and closed-end funds managed by the Adviser and its affiliates.

Donald C. Burke

Mr. Burke has extensive financial and business experience in the investment management industry. He was employed by BlackRock, Inc. (2006 to 2009) and Merrill Lynch Investment Managers (1990 to 2006) where he held a number of roles, including Managing Director and President and Chief Executive Officer of the BlackRock U.S. mutual funds. In this role, Mr. Burke was responsible for the accounting, tax and regulatory reporting requirements for over 300 open- and closed-end funds. He also served as a trustee for numerous global funds that were advised by BlackRock, Inc. Mr. Burke currently serves as a director, Vice Chairman of the Board and Audit Committee Chairman of Avista Corp., a public company involved in the production, transmission and distribution of energy. Mr. Burke started his career at Deloitte & Touche (formerly Deloitte Haskins & Sells) and is a certified public accountant. He has also served on a number of nonprofit boards. He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Sarah E. Cogan

Ms. Cogan has substantial legal background and experience in the investment management industry. She was a partner at Simpson Thacher & Bartlett LLP, a large international law firm, in the corporate department for over 25 years and former head of the registered funds practice. She has extensive experience in oversight of investment company boards through her prior experience as counsel to the Independent Trustees of the series of the Allianz Funds (now known as Virtus Investment Trust) and Allianz Funds Multi-Strategy Trust (now known as Virtus Strategy Trust) and as counsel to other independent trustees, investment companies and asset management firms. She is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates and closed-end funds managed by PIMCO.

F. Ford Drummond

Mr. Drummond has substantial legal background and experience in the oversight and management of regulated companies through his work as General Counsel of BMI Health Plans, a health benefits administrator. He has substantial board experience in the banking sector as a director of BancFirst Corporation, Oklahoma’s largest state chartered bank, and as a former director of The Cleveland Bank. Mr. Drummond also previously served as a member and chairman of the Oklahoma Water Resources Board, which provides tax exempt financing for water infrastructure projects in the state, and serves on the Board of Trustees of the Oklahoma Nature Conservancy (since 2008) and the Board of Trustees of the Frank Phillips Foundation (since 2014). He is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Connie D. McDaniel

Ms. McDaniel, currently retired, has extensive domestic and international business experience, particularly with respect to finance, strategic planning, risk management and risk assessment functions. She is retired from The Coca-Cola Company, where she served as Vice President and Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President, Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), and held various management positions (1989 to 1999). While at The Coca-Cola Company, Ms. McDaniel chaired that company’s Ethics and Compliance Committee (2009 to 2013) and developed a knowledge of corporate governance matters. Prior to The Coca-Cola Company, she was associated with Ernst & Young (1980 to 1989). Ms. McDaniel served as Independent Trustee of the RidgeWorth Funds Board of Trustees from 2005 to 2017. She was Chairman of the RidgeWorth Funds Audit Committee (2008 to 2017), designated Audit Committee Financial Expert (2007 to 2017) and a member of the RidgeWorth Funds Governance and Nominating Committee (2015 to 2017). Ms. McDaniel also served as a Director of Total System Services, Inc. (2014 to 2019). She currently serves as a Director and Governance and Nominating Committee Chair of Global Payments Inc. (since 2019) and as a Director of North Florida Land Trust (since 2021). Ms. McDaniel served as Chair of the Georgia State University

Robinson College of Business Board of Advisors (2014 to 2016) and served as a member of the Georgia State University Robinson College of Business Board of Advisors (2011 to 2022). Ms. McDaniel is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates, including serving as the vice chair of the board of several such funds from March 1, 2024 through March 9, 2025, and, effective March 10, 2025, serving as the chair of the board of several such funds.

R. Keith Walton

Mr. Walton’s business and legal background, and his extensive service with other boards, provide valuable insight to the Board and its committees regarding corporate governance and best practices. He is an honors graduate of Yale College and the Harvard Law School. Mr. Walton was a Director of Systematica Investments Limited Funds (2006 to 2019) and a Director of BlueCrest Capital Management Funds (2006 to 2017). He is also the founding Principal and Chief Administrative Officer at Global Infrastructure Partners (since 2006) and Senior Adviser at Brightwood Capital, LLC (since 2022). He served as the Managing Director at Lafayette Square Holding Company LLC (2020 to 2021). Mr. Walton is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates and certain funds advised by Bessemer Investment Management LLC.

Brian T. Zino

Mr. Zino, currently retired, was employed by J. & W. Seligman and Co. Inc., a privately held New York City investment firm managing Closed End Investment Companies, a family of mutual funds, and institutional accounts and operating a trust company (1982 to 2009). For the last 15 of those years, he served as president and CEO of Seligman. His extensive mutual fund, financial and business background and years of service as a director of a large non-affiliated family of both open- and closed-end funds bring valuable skills and business judgment to the Board and its committees. Mr. Zino is also a certified public accountant and has an extensive background in accounting matters relating to investment companies. He also served as a Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002) on the board of the ICI Mutual Insurance Company and as a Member of the Board of Governors of ICI (1998 to 2008). Mr. Zino is also a director/trustee of open-end and closed-end funds managed by Virtus affiliates.

Board Oversight of Risk Management

As a registered investment company, the Trust is subject to a variety of risks, including investment risks, financial risks, compliance risks and regulatory risks. As part of its overall activities, the Board oversees the management of the Trust’s risk management structure by the Trust’s Adviser, Administrator, Distributor, Transfer Agent, officers and others. The responsibility to manage the Fund’s risk management structure on a day-to-day basis is subsumed within the other responsibilities of these parties.

The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Board and its committees, and within the context of any ad hoc communications with the Trust’s service providers and officers. The Trust’s Adviser, Subadviser, Distributor, Administrator, Transfer Agent, officers and legal counsel prepare regular reports to the Board that address certain investment, valuation, compliance and other matters, and the Board as a whole or its committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a committee, the Chair or a senior officer.

The Board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund and senior management of the Fund’s Subadviser meet with the Board periodically to discuss portfolio performance and answer the Board’s questions with respect to portfolio strategies and risks. To the extent that the Fund changes a primary investment strategy, the Board generally is consulted in advance with respect to such change.

The Board receives regular written reports from the Trust’s Chief Financial Officer that enable the Board to monitor the number of fair valued securities in the Fund’s portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Fund’s portfolio. The Board and/or the Audit Committee may also review valuation procedures and pricing results with the Trust’s independent auditors in connection with the review of the results of the audit of the Fund’s year-end financial statements.

The Board also receives regular compliance reports prepared by the compliance staff of the Adviser and meets regularly with the Trust’s CCO to discuss compliance issues, including compliance risks. As required under applicable rules, the Independent Trustees meet regularly in executive session with the CCO, and the CCO prepares and presents an annual written compliance report to the Board. The CCO, as well as the compliance staff of the Adviser and Virtus, provide the Board with reports on their examinations of functions and processes within the Adviser and the Subadviser that affect the Fund. The Board also adopts compliance policies and procedures for the Trust and approves such procedures for the Trust’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

In its annual review of the Fund’s advisory, subadvisory and distribution agreements, the Board reviews information provided by the Adviser, the Subadviser and the Distributor relating to their operational capabilities, financial conditions and resources. The Board may also discuss particular risks that are not addressed in its regular reports and processes.

The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board periodically reviews the effectiveness of its oversight of the Fund and the other funds in the Virtus Funds family, and the processes and controls in place to limit identified risks. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Fund Holdings

As of December 31, 2025, none of the current Trustees or officers directly owned shares of the Fund. As of April 10, 2026, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Trust.

Shareholder and Trustee Liability

The Fund was originally established exclusively for the purpose of providing an investment vehicle for insurance-company separate accounts in connection with variable annuity contracts or variable life insurance policies issued by Brighthouse. However, under an order granted by the SEC on March 8, 2004, the Fund is permitted to engage in “mixed and shared funding” (the “Mixed and Shared Funding Order”). This allows the Fund to sell shares to separate accounts funding Contracts and certain other permitted parties. The Fund intends to engage in mixed and shared funding arrangements in the future and in doing so must comply with conditions of the Mixed and Shared Funding Order that are designed to protect investors. Due to the differences in tax treatment and other considerations, the interests of the various Contract owners may conflict. The Fund’s Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any such conflict. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund. Because of current federal securities law requirements, the Fund expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Each Trustee has also entered into an Indemnification Agreement with the Fund. The Indemnification Agreement provides that the Fund shall indemnify and hold harmless a Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Fund, to the fullest extent permitted by the Fund’s governing documents and the governing law of the Fund, the 1933 Act, the Securities Exchange Act of 1934, and the 1940 Act.

Trustee Compensation

Trustees who are not employed by the Adviser or its affiliates receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers and employees of the Adviser of the Fund who are interested persons are compensated for their services by the Adviser of the Fund, or an affiliate of the Adviser of the Fund, and receive no compensation from the Fund. The Trust does not have any retirement plan for its Trustees.

For the fiscal year ended December 31, 2025, the Fund paid the following to the prior Independent Trustees:

Independent Trustees	Aggregate Compensation from the Fund	Total Compensation From Trust and Fund Complex Paid to Trustees
Donald C. Burke	$217	$552,849
Sarah E. Cogan	$217	$430,000
Deborah A. DeCotis(1)	$192	$380,000
F. Ford Drummond	$192	$380,000
John R. Mallin(2)	$191	$350,000
Connie D. McDaniel	$266	$571,381
Philip R. McLoughlin(3)	$64	$125,158
Geraldine M. McNamara(4)	$57	$113,783
R. Keith Walton	$213	$460,099
Brian T. Zino	$213	$422,000

(1) Ms. DeCotis retired February 27, 2026.

(2) Mr. Mallin retired December 31, 2025.

(3) Mr. McLoughlin retired March 10, 2025.

(4) Ms. McNamara retired March 31, 2025.

Interested Trustees	Aggregate Compensation from the Fund	Total Compensation From Funds and Fund Complex Paid to Trustees
George R. Aylward	None	None

Code of Ethics

The Trust, its Adviser, Subadviser and Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order. The Trust has also adopted a Code of Ethics for Chief Executive and Senior Financial Officers as required by Section 406 of the Sarbanes-Oxley Act of 2002.

Proxy Voting Policies

The Trust has adopted a Policy Regarding Proxy Voting (the “Policy”) stating the Trust’s intention for the Fund to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. The Fund or its voting delegates will endeavor to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund or its voting delegates must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

In the absence of a specific direction to the contrary from the Board, the Adviser or the Subadviser that is managing the Fund is responsible for voting proxies for the Fund, or for delegating such responsibility to a qualified, independent organization engaged by the Adviser or Subadviser to vote proxies on its behalf. The applicable voting party will vote proxies in accordance with the Policy or its own policies and procedures, which must be reasonably designed to further the best economic interests of the Fund shareholders. Because the Policy and the applicable voting party’s policies and procedures used to vote proxies for the Fund both are designed to further the best economic interests of the Fund shareholders, they are not expected to conflict with one another although the types of factors considered by the applicable voting party under its own policies and procedures may be in addition to or different from the ones listed below for the Policy.

The Policy specifies the types of factors to be considered when analyzing and voting proxies on certain issues when voting in accordance with the Policy, including, but not limited to:

▪ Anti-takeover measures – the overall long-term financial performance of the target company relative to its industry competition.

▪ Corporate Governance Matters – tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with changes in capital structure.

▪ Contested elections – the qualifications of all nominees; independence and attendance record of board and key committee members; entrenchment devices in place that may reduce accountability.

▪ Stock Option and Other Management Compensation Issues – executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

▪ Shareholder proposals – whether the proposal is likely to enhance or protect shareholder value; whether identified issues are more appropriately or effectively addressed by legal or regulatory changes; whether the issuer has already appropriately addressed the identified issues; whether the proposal is unduly burdensome or prescriptive; whether the issuer’s existing approach to the identified issues is comparable to industry best practice.

The Fund and its voting delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, Subadviser, other voting delegate, Distributor, or any affiliated person of the Fund, on the other hand.

Depending on the type and materiality, the Board or its delegates may take the following actions, among others, in addressing any material conflicts of interest that arise with respect to voting (or directing voting delegates to vote): (i) rely on the recommendations of an established, independent third party proxy voting vendor; (ii) vote pursuant to the recommendation of the proposing delegate; (iii) abstain; (iv) where two or more delegates provide conflicting requests, vote shares in proportion to the assets under management of each proposing delegate; (v) vote shares in the same proportion as the vote of all other shareholders of such issuer; or (vi) the Adviser may vote proxies where the Subadviser has a direct conflict of interest. The Policy requires the Adviser/Subadviser that is a voting delegate to notify the Chief Compliance Officer of the Trust (or, in the case of a

Subadviser, the Chief Compliance Officer of the Adviser) of any actual or potential conflict of interest that is identified, and provide a recommended course of action for protecting the best interests of the Fund’s shareholders. No Adviser/Subadviser or other voting delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board (or the Executive Committee thereof) or the Chief Compliance Officer of the Trust.

The Policy further imposes certain record-keeping and reporting requirements on the Adviser/Subadviser or other voting delegate.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, no later than August 31 of each year, free of charge by calling, toll-free, 800.243.1574, or on the SEC’s Web site at www.sec.gov.

Following is information about the policy and procedures followed by the Subadviser to the Fund in voting proxies for the Fund.

The Subadviser’s Proxy Voting Policy and Procedures

Westchester has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of its clients including the Fund, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The principles for voting proxies are as follows: The primary consideration in voting proxies is the best interest of the Fund. Where a proxy proposal raises a material conflict between the Subadviser’s interests and the Fund’s interests, the Subadviser will resolve the conflict by following the policy guidelines. The proxy-voting guidelines describe the Subadviser’s general position on proposals. The Subadviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Routine proposals that do not change the structure, bylaws or operations of the corporation to the detriment of the shareholders will normally be approved. The Subadviser will review certain issues on a case-by-case basis based on the financial interest of the Fund. When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, if the Subadviser has knowledge that an event will occur having a material effect on the Fund’s investment in a loaned security, the Subadviser may seek to call the loan in time to vote the securities or the Subadviser may seek to enter into an arrangement which ensures that the proxies for such material events may be voted as the Subadviser believes is in the Fund’s best interests. There can be no assurance that the Subadviser will be successful in calling a loan in time to vote the securities or entering into an arrangement to ensure the proxies for such events will be voted as the Subadviser believes is in the Fund’s best interests. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available for the Fund without charge, upon request, by calling the Fund’s Sub-Transfer Agent at 1-800-343-8959 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 10, 2026, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Fund are shown in Appendix B — Control Persons and Principal Shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

(See “Management of the Fund” in the Fund’s Prospectus.)

Investment Adviser

The investment adviser to the Fund is Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.), located at One Financial Plaza, Hartford, Connecticut 06103. VIA, an indirect, wholly-owned subsidiary of Virtus, acts as the investment adviser for over 100 mutual funds and as adviser to institutional clients. VIA has acted as an investment adviser for over 80 years. As of December 31, 2025, VIA had approximately $51.7 billion in assets under management.

Investment Advisory Agreement and Expense Limitation Agreement

The investment advisory agreement, approved by the Board, provides that the Trust will bear all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Trust. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Trust and any public offering of its shares, including, among others, leverage expenses, acquired fund fees and expenses, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser, Virtus or any of its affiliates, expenses of Trustees, and shareholders’ meetings, expenses of printing and mailing proxy soliciting material, expenses of the insurance premiums for fidelity and other coverage, expenses of the repurchase and redemption of shares, expenses of the issue and sale of shares (to the extent not borne by VP Distributors under its agreement with the Trust), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, and bookkeeping, auditing and legal expenses. The Trust will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the SEC and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders. If authorized by the Board, the Trust will also pay for extraordinary expenses and expenses of a non-recurring nature which may include, but shall not be limited to, the reasonable cost of any reorganization or acquisition of assets and the cost of legal proceedings to which the Trust is a party.

The Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust’s general administration expenses allocated on the basis of the asset values of the Fund.

For managing, or directing the management of, the investments of the Fund, VIA is entitled to a fee, payable monthly, at the annual rates of 1.25%.

The Adviser may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. The Adviser has contractually agreed to limit the annual operating expenses (excluding certain expenses, such as front-end or CDSCs, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) for the Fund through April 30, 2027, so that such expenses do not exceed, on an annualized basis, 1.40% of daily net assets.

Following the contractual period, the Adviser may discontinue the expense caps and/or fee waivers at any time. Under certain conditions, the Adviser and/or its affiliate may recapture operating expenses reimbursed and/or fees waived under these arrangements, for a period of up to three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

The Adviser also may, at its discretion, from time to time pay for other Fund expenses from its own assets, or reduce the management fee of the Fund in excess of that required. Any fee reimbursed and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund’s current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses.

The investment advisory agreement also provides that the Adviser shall not be liable to the Trust or to any shareholder of the Trust for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder of the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

Provided it has been approved by a vote of the majority of the outstanding shares of the Fund which is subject to its terms and conditions, the investment advisory agreement continues from year to year with respect to the Fund so long as (1) such continuance is approved at least annually by the Board or by a vote of the majority of the outstanding shares of the Fund and (2) the terms and any renewal of the agreement with respect to the Fund have been approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons, as that term is defined in the 1940 Act, of the Trust or the relevant Adviser, cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for the purpose of voting on such approval. On sixty days’ written notice and without penalty the agreement may be terminated as to the Trust or as to the Fund by the Board or by the relevant Adviser and may be terminated as to the Fund by a vote of the majority of the outstanding shares of the Fund. The agreement automatically terminates upon its assignment (within the meaning of the 1940 Act). The agreement provides that upon its termination, or at the request of the relevant Adviser, the Trust will eliminate all reference to Virtus from its name, and will not thereafter transact business in a name using the word Virtus.

Adviser Affiliates

Jennifer S. Fromm and Richard W. Smirl each serve as an officer of the Trust and as an officer and/or director of the Adviser. The other principal executive officers of the Adviser are: Andra C. Purkalitis, Executive Vice President, General Counsel and Secretary; Chet Persaud, Chief Compliance Officer; and David G. Hanley, Treasurer. The sole member of the Adviser is Virtus Partners, Inc.

Advisory Fees

The following table shows the dollar amount of fees received by the Fund’s investment adviser for services to the Fund, the amount of expenses reimbursed by the Fund’s investment adviser, and the actual fee received by the Fund’s investment adviser, during the fiscal years ended December 31, 2023, 2024 and 2025 under the investment advisory agreement.

	Gross Advisory Fee ($)			Advisory Fee Waived and/or Expenses Reimbursed ($)(*)			Net Advisory Fee ($)
Fund	2023	2024	2025	2023	2024	2025	2023	2024	2025
The Merger Fund® VL	521,171	420,135	305,088	(143,061)	(85,054)	(119,790)	378,110	335,081	185,298

(*) Under certain conditions, the Adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Notice

The Adviser has claimed an exclusion from the definition of Commodity Pool Operator under the CEA with respect to the Fund pursuant to CFTC Regulation 4.5. Accordingly, the Adviser (with respect to the Fund) is not subject to registration or regulation as a Commodity Pool Operator under the CEA. In order for the Adviser to remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Adviser may be required to register as a Commodity Pool Operator and the Subadviser may be required to register as a “commodity trading advisor” with the CFTC with respect to the Fund. The Adviser’s eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investment in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Adviser’s and Subadviser’s intentions to operate the Fund in a manner that would permit the Adviser to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event the Adviser becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Subadviser and Subadvisory Agreement

The Adviser has entered into a subadvisory agreement with respect to the Fund. The subadvisory agreement provides that the Adviser will delegate to the Subadviser the performance of certain of its investment management services under the Investment Advisory Agreement with respect to the Fund. The Subadviser furnishes at its own expense the office facilities and personnel necessary to perform such services. The Adviser remains responsible for the supervision and oversight of the Subadviser’s performance. The subadvisory agreement will continue in effect from year to year if specifically approved by the Trustees, including a majority of the Independent Trustees. The subadvisory fees are paid by the Adviser out of its advisory fees from the Fund.

Westchester – The Merger Fund® VL

Westchester, an affiliate of the Adviser, is located at 100 Summit Lake Drive, Valhalla, New York 10595. Westchester, a registered investment adviser since 2010, served as the Fund’s investment adviser from 2011 to September 30, 2021. Westchester continues to serve as the Fund’s Subadviser. Prior to 2011, the Fund was managed by the Subadviser’s predecessor, Westchester Capital Management, Inc. The Subadviser had approximately $2.8 billion in assets under management as of December 31, 2025.

For its services as subadviser, Westchester receives a subadvisory fee from VIA at the rate of 50% of the net advisory fee paid by the Fund.

Subadvisory Fees

The following table shows the dollar amount of fees payable to the Subadviser for managing the Fund, the amount of expenses reimbursed by the Subadviser, and the actual fee received by the Subadviser for the fiscal years ended December 31, 2023, 2024 and 2025.

	Gross Subadvisory Fee ($)			Subadvisory Fee Waived and/or Expenses Reimbursed ($)			Net Subadvisory Fee ($)
	2023	2024	2025	2023	2024	2025	2023	2024	2025
The Merger Fund® VL	260,585	210,067	152,544	(71,531)	(42,544)	(59,895)	189,054	167,523	92,649

Administrator

VFS is the administrator of the Trust. VFS is an indirect, wholly-owned subsidiary of Virtus and an affiliate of the Adviser. For its services as administrator, VFS receives an administration fee based upon the average net assets across all series of the Virtus Funds at the following annual rates:

First $15 billion	0.10%
$15+ billion to $30 billion	0.095%
$30+ billion to $50 billion	0.09%
Greater than $50 billion	0.085%

Any Fund with net assets in excess of $10 billion will receive an offsetting credit to its administrative fee, such that the portion of its net assets in excess of $10 billion will only be assessed an administrative fee of 0.07%. The fees for the portion of such a Fund’s net assets up to and inclusive of the first $10 billion will remain consistent with the fee schedule above.

For the purposes of applying the fee breakpoints, the open-end Virtus Funds’ average net assets may be aggregated with the average net assets of other investment companies advised by the Adviser and/or its affiliate.

The following table shows the dollar amount of fees paid to the administrator for its administrative services with respect to the Fund, for the fiscal years ended December 31, 2023, 2024 and 2025.

	Administration Fee ($)
Fund	2023	2024	2025
The Merger Fund® VL	39,424	31,757	23,152

Sub-administrative and Accounting Agent

The Trust has entered into an agreement with BNY, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which BNY acts as sub-administrative and accounting agent of the Trust. For its services in this capacity, BNY receives a fee based on the Fund’s aggregate average net assets across the Fund and all funds within the Virtus Funds.

In addition to the asset-based fee, BNY is entitled to certain non-material fees, as well as out of pocket expenses.

The following table shows the dollar amount of fees paid to, the amount of fees waived by and the net amount of fees received by the Sub-administrative and Accounting Agent for the fiscal years ended December 31, 2023, 2024 and 2025, for its services with respect to the Fund.

	Total Subadministrative Fees ($)			Fees Waived by Sub-Administrator ($)			Net Subadministrative Fee
Fund	2023	2024	2025	2023	2024	2025	2023	2024	2025
The Merger Fund® VL	12,898	13,202	28,882	(2,215)	(1,509)	0	10,683	11,693	28,882

Custodian

The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286, serves as the Custodian of the Fund’s assets. The Custodian designated by the Board holds the securities in the Fund’s portfolio and other assets for safe keeping. The Custodian does not and will not participate in making investment decisions for the Fund. The Trust has authorized the Custodian to appoint one or more sub-custodians for the assets of the Fund held outside the United States. The securities and other assets of the Fund are held by its Custodian or any sub-custodian separate from the securities and assets of each other Fund.

Securities Lending Agent

The Bank of New York Mellon served as securities lending agent for the Fund for the fiscal year ended December 31, 2025. In that role, The Bank of New York Mellon administered the Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Trust and The Bank of New York Mellon.

As securities lending agent, The Bank of New York Mellon is responsible for the administration and management of the Fund’s securities lending program, including:

▪ negotiation, preparation and execution of an agreement with each approved borrower governing the terms and conditions of any securities loan,

▪ credit review and monitoring of approved borrowers,

▪ loan negotiation,

▪ ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, sub custodians/depositories,

▪ daily marking to market of loans,

▪ monitoring and maintaining cash collateral levels,

▪ arranging for the investment of cash collateral received from borrowers in accordance with the Fund’s investment guidelines,

▪ initiating and monitoring loan terminations/recalls,

▪ ensuring that all dividends and other distributions from corporate actions with respect to loaned securities are credited to the Fund, and

▪ maintaining records relating to the Fund’s securities lending activity and providing monthly/quarterly statements.

The Bank of New York Mellon receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

The table below sets forth, for the most recently completed fiscal year, the Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities. The table below also discloses any other fees or payments incurred by the Fund resulting from lending securities.

		Fees and/or compensation for securities lending activities and related services:
Fund	Gross income from securities lending activities	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle)	Administrative fees not included in revenue split	Indemnification fee not included in revenue split	Rebate (paid to borrower)	Other fees not included in revenue split (specify)	Aggregate fees/compensation for securities lending activities	Net income from securities lending activities
The Merger Fund® VL	2,381	101	107	—	—	1,599	—	208	574

Transfer Agent

Under a Transfer Agent Agreement, BNY acts as transfer agent to the Trust, and as such, performs certain administrative functions related to recording the purchase and redemption of Trust shares and serving as dividend paying agent. For these services, BNY receives a flat rate from the Fund, plus per account fees and certain out-of-pocket charges.

Legal Counsel to the Trust

Dechert LLP, 45 Fremont Street, 26th Floor, San Francisco, CA, 94105, acts as legal counsel to the Trust and reviews certain legal matters for the Trust in connection with the shares offered by the Prospectus.

Independent Registered Public Accounting Firm

PwC serves as the independent registered public accounting firm for the Trust. PwC audits the Trust’s annual financial statements and expresses an opinion thereon. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Trust from time to time. PwC’s business address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103.

Other Service Providers

The Fund and VP Distributors have entered into administrative service agreements with certain insurance companies (collectively, the “Insurance Companies”). Under the terms of the agreements, the Insurance Companies are required to provide various shareholder services to the Fund, including the provision of certain shareholder communications and the facilitation of completing application forms and selecting account options for the benefit of certain owners of variable life insurance contracts and variable annuity contracts issued by the Insurance Companies in connection with such owners’ indirect investment in the Fund. These Insurance Companies may not represent all of the insurance companies that make shares of the Fund available in connection with their contracts, and the Insurance Companies party to such agreements are subject to change over time.

Effective October 1, 2021, the Fund no longer compensates Insurance Companies directly for the services provided and those payments are made by VP Distributors.

PORTFOLIO MANAGERS

The Following table shows information regarding other accounts managed by each portfolio manager as of December 31, 2025.

Other Accounts Managed (No Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Roy D. Behren	7	$2.81 billion	0	N/A	0	N/A
Michael T. Shannon	7	$2.81 billion	0	N/A	0	N/A

Other Accounts Managed (With Performance-Based Fees)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Roy D. Behren	0	N/A	1	$26.0 million	0	N/A
Michael T. Shannon	0	N/A	1	$26.0 million	0	N/A

Description of any Potential Material Conflicts of Interest

The Fund’s principal investment strategies are substantially similar to those of other much larger accounts managed by the Subadviser. To seek potential efficiencies and cost savings, the Subadviser may aggregate trades for the Fund with those of the other accounts and manage the Fund and the other accounts in the same or similar manner. Doing so may benefit the Fund, but there can be no assurances that it will. In addition, when the accounts are traded or managed together in this manner, it may cause the Fund to trade more or less frequently than it might otherwise trade based solely on its own cash flows and it may have more or less of its assets invested or in cash and cash equivalents at any one time.

The fact that Messrs. Behren and Shannon serve as portfolio managers of the Fund and as portfolio managers of other institutional and non-registered investment accounts creates the potential for a conflict of interest, since receipt of a portion of any profits realized by the accounts that are charged a performance-based fee could, in theory, create an incentive to favor such accounts (e.g., by allocating to them the most favorable investment opportunities or by allocating more resources and time to managing those accounts). However, the Subadviser believes that any conflicts of interest are mitigated, at least in part, for the following reasons: (i) the Fund and the other accounts all engage in merger arbitrage and event-driven investing and, in many respects, are managed in a similar fashion; (ii) the Subadviser follows strict and detailed written allocation procedures designed to allocate securities purchases and sales among the Fund and the other institutional and non-registered investment accounts in a fair and equitable manner over time; and (iii) all allocations and fair-value pricing reports are subject to review by the Subadviser’s Chief Compliance Officer.

Portfolio Manager Compensation

Virtus Investment Partners, Inc. and its affiliated investment management firms, including Westchester (collectively in this section, “Virtus”), believe that the firm’s compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Virtus receive a competitive base salary, an incentive bonus opportunity and a benefit package. Certain professionals who supervise and manage others also participate in a management incentive program reflecting their personal contribution and team performance. Certain key individuals also have the opportunity to take advantage of a Long-Term Incentive Compensation program, including potential awards of Virtus restricted stock units (“RSUs”) with a multi-year vesting, subject to Virtus board approval, and opportunities to defer their compensation and reduce tax implications.

Following is a more detailed description of the compensation structure.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Virtus and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Incentive bonus pools are based upon individual firm profits and in some instances overall Virtus profitability. The short-term incentive payment is generally paid in cash, but a portion may be made in Virtus RSUs. The Performance Incentive Plan applicable to some portfolio managers varies from the description above. For instance, plans applicable to certain portfolio managers (i) may have an override based upon revenues generated, (ii) may contain a component that is based on the profitability of the management division with which the portfolio manager is associated, or (iii) may contain a guaranteed payout.

Other benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of Virtus and its affiliates, including 401(k), health and other employee benefit plans.

Portfolio Manager Fund Ownership

The following table states, as of December 31, 2025, (i) the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund that he managed, and (ii) to the extent such information is applicable and has been made available to the Fund, the dollar range of financial exposure, including through compensation plans, to any other investment vehicles he managed that have substantially similar investment objectives, policies and strategies to the Fund. The other investment vehicles may include separately managed accounts or private placement vehicles, and the financial exposure to such other investment vehicles may or may not include ownership from a legal perspective. Typically, exposure through a deferred compensation plan does not include legal ownership, but the plan participant’s account value rises and falls with the value of the investments selected within the plan.

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies
Roy D. Behren	The Merger Fund® VL	None	Over $1,000,000
Michael T. Shannon	The Merger Fund® VL	None	Over $1,000,000

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure Through Similar Strategies

ALLOCATION OF PORTFOLIO BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Subadviser. The Subadviser is authorized to allocate the orders placed by it on behalf of the Fund to broker-dealers who may, but need not, provide research or other services in respect of commissions paid by the Fund.

In selecting a broker-dealer to execute any given transaction, the Subadviser may take the following factors, among other things, into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Broker-dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker-dealer would have charged for executing the transaction if the Subadviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided, either in terms of the particular transaction or the Subadviser’s overall responsibilities for accounts over which the Subadviser exercises investment discretion.

When placing brokerage orders on behalf of the Fund, the Subadviser uses reasonable efforts to select broker-dealers whose services are available at competitive commission rates, although the Subadviser does not select broker-dealers solely on the basis of commission rates. Consequently, the Subadviser may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

In allocating portfolio brokerage, the Subadviser may select broker-dealers who also provide brokerage, research and other services that may be useful to other accounts over which the Subadviser or its affiliate exercises investment discretion. Some of the services received as the result of Fund transactions may benefit accounts other than the Fund that generated the benefits.

When the Fund and the other accounts over which the Subadviser or its affiliate exercises investment discretion are engaged in the simultaneous purchase or sale of the same securities, the Subadviser and its affiliate may aggregate the orders. As a result of the practice of bunching orders, the Subadviser and its affiliate often must allocate purchases and sales of securities among different client accounts following the execution of a bunched purchase or sale order. The Subadviser maintains a policy of allocating the executions in a manner which seeks to treat all the accounts involved fairly and equitably over time.

The following table shows aggregate amount of brokerage commissions paid by the Fund for the fiscal years ended December 31, 2023, 2024 and 2025.

	Aggregate Amount of Brokerage Commissions ($)
Fund	2023	2024	2025
The Merger Fund® VL	75,155	49,298	41,679

Investment decisions for the Trust are made independently from those of the other investment companies or accounts advised by the Subadviser. It may frequently happen that the same security is held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suited for the investment objectives of more than one fund or account. When two or more funds or accounts advised by the Subadviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated among the funds or accounts in a manner equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund. It is the opinion of the Board that the desirability of utilizing the Subadviser as an investment adviser to the Fund outweighs the disadvantages that may be said to exist from simultaneous transactions.

In the fiscal years ended December 31, 2023, 2024 and 2025, no brokerage commissions were paid by the Fund to any affiliate of the Fund, the Adviser or the Distributor, or to any affiliate of any affiliate of the Fund, the Adviser or the Distributor.

For the fiscal years ended December 31, 2023, 2024 and 2025, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provided research or other brokerage services to the Adviser or Subadviser:

	Total Dollar Amount of Brokerage Commissions for Research and Other Brokerage Services ($)			Total Dollar Amount of Transactions Involving Brokerage Commissions for Research and Other Brokerage Services ($)
Fund	2023	2024	2025	2023	2024	2025
The Merger Fund® VL	12,350	10,894	9,186	14,683,284	9,825,557	7,764,672

Securities of Regular Broker-Dealers

The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or its parent companies held by the Fund as of the close of their most recent fiscal year.

During the fiscal year ended December 31, 2025, the Fund acquired securities of certain regular broker dealers or the parents of such firms. The aggregate holdings of the Fund of those brokers or dealers as of December 31, 2025 (amounts in thousands) were as follows:

	Broker/Dealer	Value ($ in thousands)
The Merger Fund® VL	Cantor Fitzgerald & Co.	71

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

The Fund does not offer its shares to the general public but instead offer shares only to the separate accounts of participating insurance companies. The Fund has entered into an agreement with the insurance company sponsor of each separate account (participation agreement) setting forth the terms and conditions pursuant to which the insurance company will purchase and redeem shares of the Fund. For information concerning the purchase of shares of the separate accounts, see the variable contract prospectus.

Redemption of Shares

The Fund will redeem any shares presented by the shareholder accounts for redemption. The accounts’ policies on when and whether to buy or redeem Fund shares are described in the contract prospectuses.

At the discretion of the Trustees, the Fund may, to the extent consistent with state and federal law, make payment for shares of the Fund repurchased or redeemed in whole or in part in securities or other assets of the Fund taken at current values. Should payment be made in securities, the shareholder accounts may incur brokerage costs in converting such securities to cash.

The right of redemption may be suspended or the payment date postponed for more than seven days only for any period during which trading on the NYSE is closed for other than customary weekend and holiday closings, or when trading on the NYSE is restricted, as determined by the SEC, for any period when an emergency (as defined by rules of the SEC) exists, or during any period when the SEC has, by order, permitted such suspension. In case of a suspension of the right of redemption, the shareholders may withdraw requests for redemption of shares prior to the next determination of NAV after the suspension has been terminated or they will receive payment of the NAV so determined.

The shareholder accounts may receive more or less than was paid for the shares, depending on the NAV of the shares at the time they are repurchased or redeemed.

Additional Information About Redemptions

Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefor may be suspended at times: (a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension. For more information, please see “INVESTING IN THE FUND” in the Fund’s prospectus.

Pricing of Shares

The NAV per share of the Fund generally is determined as of the close of regular trading (normally 4:00 PM Eastern time) on days when the NYSE is open for trading. The Fund will not calculate its NAV per share class on days when the NYSE is closed for trading.

The NYSE will be closed on the following observed national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the NAV of the Fund’s foreign assets may be significantly affected on days when the investor may not be able to purchase or sell shares of the Fund. The NAV per share of the Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the SEC. The total liability allocated to a class, plus that class’s distribution fee (if any) and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the NAV per share.

A security that is listed or traded on more than one exchange generally is valued at the official closing price on the exchange representing the principal exchange for such security. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of NAV may not take place for the Fund’s foreign securities investments contemporaneously with the determination of the prices of the majority of the portfolio securities of the Fund. The foreign currency exchange rate used to price the currency in which foreign securities are denominated is generally the 4 p.m. Eastern Time spot rate. If at any time the Fund has investments where market quotations are not readily available or are determined not to be reliable indicators of the value of the securities priced, such investments are valued at the fair value thereof as determined by the Adviser pursuant to policies and procedures approved by the Board.

Security valuation procedures for the Fund include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Adviser. The Valuation Committee is comprised of certain Trust officers and/or representatives of the Adviser and/or Administrator. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

▪ Level 1 – quoted prices in active markets for identical securities

▪ Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪ Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its NAV that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund will fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 in the hierarchy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain United States federal income tax considerations generally affecting the Fund and its shareholders, the insurance company separate accounts funding the variable life insurance contracts and variable annuity contracts. Reference should be made to the prospectus for the applicable contracts for more information regarding the U.S. federal income tax consequences to an owner of a contract. This summary is based on the Code, United States Treasury Regulations thereunder, and administrative and judicial interpretations thereof, all as of the date hereof and all of which are subject to change, possibly on a retroactive basis. The U.S. federal income tax discussion set forth below is for general information only. Prospective shareholders should consult their tax advisers regarding the federal, state, local, and foreign tax aspects of purchasing, holding, and disposing of shares in the Fund.

The discussion below is generally based on the assumption that, for U.S. federal income tax purposes, the Fund shares will be respected as owned by the insurance company separate accounts that invest in the Fund. If this is not the case, the person or persons determined to own the Fund shares will be currently taxed on Fund distributions, and on the proceeds of any redemption of Fund shares, under applicable U.S. federal income tax rules that may not be described herein. Because the shareholders of the Fund will be insurance company separate accounts, no attempt is made herein to describe the U.S. federal tax considerations for other types of shareholders. Further, this discussion is not intended as a discussion of the U.S. federal income tax consequences of purchasing and owning variable life insurance contracts and variable annuity contracts. For information concerning the U.S. federal income tax consequences to a holder of such a contract, please refer to the prospectus for the relevant contract.

Qualification as a RIC

The Fund intends to elect to be treated as a RIC under Subchapter M of Chapter 1 of the Code and to qualify as a RIC each year. If the Fund: (1) continues to qualify as a RIC, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which it intends to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

The Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income (calculated without taking into account any dividends-paid deduction), net tax-exempt interest income, and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

The Fund must meet several requirements to maintain its status as a RIC. These requirements include the following:

(1) at least 90% of its gross income for each taxable year must be derived from:

a. dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock or securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and

b. net income derived from an interest in a “qualified publicly traded partnership;” and

(2) at the close of each quarter of the Fund’s taxable year:

a. at least 50% of the value of the Fund’s total assets must consist of cash, cash items (including receivables), securities of other RICs, U.S. Government securities and other securities generally limited in respect to any one issuer to 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of any issuer, and

b. the Fund must not invest more than 25% of its total assets in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

The Code provides relief for certain de minimis failures to meet the asset or income tests or for certain failures. These relief provisions may prevent the Fund from being disqualified as a RIC and/or reduce the amount of tax on the Fund’s income as a result of the failure to meet certain tests.

Distributions to Avoid Federal Excise Tax

A RIC generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income (not including tax-exempt interest) for the year, (2) 98.2% of its capital gain net income (long-term and short-term) for the 12 months ended on October 31 of that calendar year (or a later date, if the Fund so elects), and (3) any ordinary income or net capital gain income recognized but not distributed for the previous calendar year (the “excise tax avoidance requirements”). To the extent that a RIC fails to do this, it is subject to a 4% non-deductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a RIC whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or other RICs, or parties that contributed in aggregate $250,000 or less in seed money to the Fund. The Fund intends to either qualify for this exception or will make sufficient distributions each year to satisfy the excise tax avoidance requirements.

Section 817(h) Diversification Requirements

The Fund also intends to comply with Section 817(h) of the Code and the Treasury Regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a RIC registered under the 1940 Act as an open-end management investment company (such as the Fund), provided that such RIC satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the Treasury Regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of Section 817(h) of the Code (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying RIC) that may be invested in securities of a single issuer. Specifically, the Treasury Regulations provide that, except as permitted by a “safe harbor” described further below, as of the end of each calendar quarter, or within 30 days thereafter:

▪ no more than 55% of the value of the Fund’s total assets may be represented by any one investment

▪ no more than 70% by any two investments

▪ no more than 80% by any three investments

▪ no more than 90% by any four investments

A safe harbor under Section 817(h) of the Code provides that a separate account (or underlying RIC) will be treated as being adequately diversified if the diversification requirements under subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items (including receivables), government securities, and securities of other RICs. For purposes of Section 817(h) of the Code, all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer.

Compliance with Applicable Requirements

If for any taxable year the Fund fails to qualify as a RIC or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal income tax at the applicable regular corporate tax rates, without any deduction for distributions to its shareholders. In addition, if for any taxable year the Fund fails to qualify as a RIC, or fails to comply with the diversification (or other) requirements of Section 817(h) of the Code and the Treasury Regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Fund’s investment adviser, subadviser(s) and administrator, and the Fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, because, to comply with the above requirements, the investments selected (and the time at which such investments are entered into and closed out) may be different from what the Fund’s investment adviser and subadviser(s) might otherwise select.

Investments in Real Estate Investment Trusts (“REITs”)

Investments in REITs may require the Fund to accrue and distribute income not yet received or in excess of the REIT’s earnings. Under certain conditions, a Fund may have to dispose of its investments under disadvantageous circumstances or may have to leverage itself to ensure it distributes sufficient income to meet the 90% distribution requirement to qualify as a RIC and to ensure it does not become subject to U.S. federal income or excise tax.

Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by the Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this income or gains. It is impossible to determine the effective rate of foreign tax in advance because the amount of the Fund’s assets to be invested within various countries is not now known. The Fund intends to operate so as to qualify for applicable treaty-reduced rates of tax where available.

If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents, certain royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. To the extent that the applicable Fund were eligible to make such an election for a given year, it may determine not to do so. If the Fund acquires stock in foreign corporations it may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Under limited circumstances, the Fund may be required to include in income certain amounts allocated to it as a shareholder of a controlled foreign corporation without receiving a distribution. Those amounts are treated as a dividend to the extent actually distributed by the controlled foreign corporation in the same year and would be included in the Fund’s investment company taxable income and not taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders. Any amount required to be included in the Fund’s income, but not distributed by the controlled foreign corporation, is not treated as a dividend.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. In addition, the Treasury and IRS have authority to issue regulations excluding foreign currency gains (possibly including gains from speculative currency positions or currency derivatives not used for hedging purposes) that are not directly related to the Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities) from qualifying income for RIC qualification purposes.

Investments with Original Issue Discount

To the extent the Fund invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. Because the Fund must meet the 90% distribution requirement to qualify as a RIC, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances or may have to leverage itself in order to have sufficient cash to satisfy the distribution requirements.

Investments in Securities at Risk of Default

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. U.S. federal tax rules are not entirely clear about issues such as whether or to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC.

Options, Futures, and Swaps

The Fund’s transactions in options contracts, futures contracts, and certain other instruments (including certain hedging transactions, forward contracts, straddles and foreign currencies) are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out), or could require the Series to treat certain positions as giving rise to a constructive sale, straddle, wash sale or cause application of the short sale rules, and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Fund as a RIC, the Fund seeks to monitor transactions, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund’s books and records when the Fund acquires any option, futures contract or hedged investment.

Current U.S. federal tax rules are not clear as to the tax consequences of certain interest rate swaps, caps and floors, and other investments or activities. A Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investments in Other Stock or Securities of Uncertain Tax Character

The Fund may invest in stock or securities of which the U.S. federal tax character, treatment, or nature may not be certain or subject to recharacterization by the IRS. To the extent the tax treatment of such stock or securities differs from the anticipated tax treatment by such Fund, the Fund may purchase, sell, dispose of, or otherwise change its portfolio in order to comply with the governing tax treatment applicable to qualification as a RIC under the Code.

Tax Shelter Reporting Requirements

Under Treasury Regulations, if a corporate domestic shareholder recognizes a loss with respect to the Fund in excess of $10 million or more in any single taxable year (or a greater loss over a combination of years), such shareholder must file with the IRS a disclosure statement on IRS Form 8886. Although direct investors of certain “portfolio securities” may be excepted from such a reporting requirement, under current Treasury and IRS guidance equity owners of a RIC, such as the Fund, are not excepted. The legal determination of whether a taxpayer’s treatment of a loss is proper is independent of whether such a loss is reportable under these Treasury Regulations. Significant penalties may apply if the reporting requirements are not complied with. Shareholders should consult their own tax professionals regarding any tax shelter reporting obligations.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts who are indirectly invested in the Fund are generally not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of such contracts. The Treasury and the IRS have issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers when a separate account invests in one or more RICs is whether a RIC’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the separate account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a separate account. For example, the IRS has provided favorable guidance regarding a separate account offering sub-accounts (each funded through a single RIC) with the following investment strategies: money market, bonds, large company stock, international stock, small company stock, mortgage-backed securities, health care industry, emerging markets, telecommunications, financial services, South American stock, energy, and Asian markets. The Fund generally has an investment objective and strategies that are not materially narrower than the investment strategies described in this IRS guidance.

The above discussion addresses only one of several factors that the IRS considers in determining whether a contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their Insurance Companies, their tax advisers, as well as the prospectus relating to their particular contract for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the Treasury or the IRS concerning this issue, such guidance could affect the treatment of the Fund as described above, including retroactively. In addition, there can be no assurance that the Fund will be able to continue to operate as currently described, or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

PERFORMANCE INFORMATION

Performance information for the Fund may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of the Fund and as a total return of the Fund.

Advertisements, sales literature and other communications may contain information about the Fund’s and its subadviser’s current investment strategies and management styles. Current strategies and styles may change to allow the Fund to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components.

Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund’s investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

FINANCIAL STATEMENTS

The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. A financials report containing financial statements audited by the Trust’s independent registered public accounting firm, PwC, will be made available to shareholders each year and is available without charge upon request.

The Fund’s audited financial statements for the fiscal year ended December 31, 2025, appearing in the Fund’s 2025 Financials Report, are incorporated herein by reference.

APPENDIX A — DESCRIPTION OF RATINGS

Description of Moody’s Investors Service and S&P Global Ratings.

The ratings of securities in which the Fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, the Subadviser may use the highest rating assigned by any agency. The Subadviser will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Global Long-Term Rating Scale

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.(*)

Note: For more information on long-term ratings assigned to obligations in default, please see the definition “Long-Term Credit Ratings for Defaulted or Impaired Securities” in the Other Definitions section of Moody’s Rating Symbols and Definitions publication.

(*) By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write- downs of principal that could result in impairment. Together with the hybrid security indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Global Short-Term Rating Scale

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Obligation Ratings

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P’s Global Ratings

Long-Term Issue Credit Ratings

AAA — Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A — Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC, and C — Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C - An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D — Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Note: Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Municipal Short-Term Note Ratings

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

D - D is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Short-Term Issue Credit Ratings

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D - A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

  APPENDIX B — CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

Jefferson National Life Insurance Company provides variable insurance and annuity products, and is a control person of the Fund.

A shareholder owning of record or beneficially more than 25% of the Fund’s outstanding shares may be considered a control person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.

Principal Shareholders

A shareholder owning of record or beneficially more than 5% of the Fund’s outstanding shares may be considered a principal shareholder.

The following table sets forth information for each class of shares of the Fund as of April 10, 2026, with respect to each person who has beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the Fund (Control Person), and the name of each person who owns of record or is known by the Trust to own of record or beneficially own 5% or more of any class of the Fund’s outstanding securities (Principal Shareholders) as noted below.

CONTROL PERSON NAME AND ADDRESS	PERCENTAGE HELD
JEFFERSON NATIONAL LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	67.93%

PRINCIPAL SHAREHOLDER NAME AND ADDRESS	PERCENTAGE HELD
BRIGHTHOUSE LIFE INSURANCE CO ATTN SHAREHOLDER ACCOUNTING DEPT PO BOX 990027 HARTFORD CT 06199-0027	7.52%
NATIONWIDE LIFE INSURANCE COMPANY NWVA4 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.17%
TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	7.57%

B-1

THE MERGER FUND® VL

PART C — OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust

1.	Certificate of Trust of The Merger Fund® VL (“Registrant” or “TMFVL”) dated November 22, 2002, filed via EDGAR (as Exhibit a.1) with Post-Effective Amendment No. 1 (File No. 333-102461) on January 10, 2003, and incorporated herein by reference.

2.	Agreement and Declaration of Trust of the Registrant dated November 22, 2002, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 1 (File No. 333-102461) on January 10, 2003, and incorporated herein by reference.

3.	Amendment No. 1 to Agreement and Declaration of Trust of the Registrant, dated November 21, 2016, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 25 (File No. 333-102461) on April 21, 2017, and incorporated herein by reference.

(b)	Bylaws

1.	By-Laws of the Registrant dated November 22, 2002, filed via EDGAR (as Exhibit (b)) with Post-Effective Amendment No. 1 (File No. 333-102461) on January 10, 2003, and incorporated herein by reference.

2.	Amendment No. 1 to By-Laws of the Registrant dated October 27, 2016, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 25 (File No. 333-102461) on April 21, 2017, and incorporated herein by reference.

3.	Amendment No. 2 to By-Laws of the Registrant dated November 16, 2022, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 41 (File No. 333-102461) on April 21, 2023, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – Incorporated by reference to the Amended and Restated Declaration of Trust.

(d)	Investment Advisory Agreements

1.	Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (n/k/a Virtus Investment Advisers, LLC) (“VIA”), effective October 1, 2021, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 39 (File No. 333-102461) on October 1, 2021, and incorporated herein by reference.

2.	Subadvisory Agreement among Registrant, VIA and Westchester Capital Management, LLC (“Westchester”), effective as of October 1, 2021, filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 39 (File No. 333-102461) on October 1, 2021, and incorporated herein by reference.

(e)	Underwriting Agreement

1.	Underwriting Agreement with VP Distributors, LLC, dated October 1, 2021, filed via EDGAR (as Exhibit e) with Post-Effective Amendment No. 39 (File No. 333-102461) on October 1, 2021, and incorporated herein by reference.

2.

Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company, dated November 2011, filed via EDGAR (as Exhibit e.3) with Post-Effective Amendment No. 66 to Virtus Variable Insurance Trust’s (“VVIT”) Registration Statement (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

a. Amendment to Marketing and Administrative Services Agreement between VP Distributors and Jefferson National Life Insurance Company, dated as of October 1, 2021, filed via EDGAR (as Exhibit e.3.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

3.

Marketing and Administrative Services Agreement between VP Distributors and Symetra Life Insurance Company, effective as of April 25, 2013, filed via EDGAR (as Exhibit e.4) with Post-Effective Amendment No. 72 to VVIT’s Registration Statement (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a. Amendment to Marketing and Administrative Services Agreement by and between VP Distributors, Symetra Life Insurance Company and Symetra Securities, Inc., effective as of July 1, 2013, filed via EDGAR (as Exhibit e.4.a) with Post-Effective Amendment No. 72 to VVIT’s Registration Statement (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

b. Amendment to Marketing and Administrative Services Agreement by and between VP Distributors and Symetra Life Insurance Company, effective as of July 19, 2021, filed via EDGAR (as Exhibit e.4.b) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

4.	Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of May 23, 2013, filed via EDGAR (as Exhibit e.5) with Post-Effective Amendment No. 72 to VVIT’s Registration Statement (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a. Amendment to Marketing and Administrative Services Agreement between VP Distributors and The Guardian Insurance & Annuity Company, Inc., effective as of October 1, 2021, filed via EDGAR (as Exhibit e.5.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

5.

Administrative Service Agreement between VP Distributors and Nationwide Financial Services, Inc., effective as of October 1, 2018, filed via EDGAR (as Exhibit e.10) with Post-Effective Amendment No. 84 to VVIT’s Registration Statement (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

a. First Amendment to Administrative Service Agreement between VP Distributors and Nationwide Financial Services, Inc., effective as of October 1, 2021, filed via EDGAR (as Exhibit e.10.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

b. Second Amendment to Administrative Service Agreement between VP Distributors and Nationwide Financial Services, Inc., effective as of November 15, 2024, filed via EDGAR (as Exhibit e.10.b) with Post-Effective Amendment No. 94 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2025, and incorporated herein by reference.

6.

Marketing and Administrative Services Agreement between VP Distributors and Brighthouse Life Insurance Company, effective as of October 1, 2021, filed via EDGAR (as Exhibit e.11) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

7.

Marketing and Administrative Services Agreement between VP Distributors and New York Life Insurance and Annuity Corporation, effective as of October 1, 2021, filed via EDGAR (as Exhibit e.13) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

8.	Marketing and Administrative Services Agreement by and among VP Distributors, Principal Life Insurance Company and Principal Securities, Inc., effective as of October 1, 2021, filed via EDGAR (as Exhibit e.14) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

(f)	Amended and Restated Deferred Compensation Program, effective April 8, 2022, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

(g)	Custodian Agreement

1.	Custody Agreement between Virtus Alternative Solutions Trust (“VAST”) and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

b)	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

c)	Joinder Agreement and Amendment to Custody Agreement between VAST, Virtus Equity Trust (“VET”) and Virtus Opportunities Trust (“VOT”) VVIT, Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

d)	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Custody Agreement between VAST, VET, VOT, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 84 to VVIT’s Registration Statement (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

f)	Amendment to Custody Agreement between VAST, VET, VOT, VAT, VRT, ad VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment and Joinder to Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT, VATS Offshore Fund, Ltd. (“VATS”) and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

j)	Amendment to Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)	Amendment to Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 to VOT’s Registration Agreement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

l)	Amendment and Joinder to Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 119 to VOT’s Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

m)	Amendment and Custody Agreement between VAST, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

n)	Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), TMFVL, VAST, Virtus Event Opportunities Trust (“VEOT”), VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

o)	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

p)	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Stone Harbor Leveraged Loan Fund LLC (“Leveraged Loan Fund”) and the Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.1.p) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

q)	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Funds, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and the Bank of New York Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit g.1.q) with Post-Effective Amendment No. 142 to VET’s Registration Statement (File No. 002-16590) on January 23, 2024, and incorporated herein by reference.

r)	Amendment to Custody Agreement among TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon dated as of December 1, 2024, filed via EDGAR (as Exhibit g.1.r) with Pre-Effective Amendment No. 1 to Virtus Managed Account Completion Shares (MACS) Trust (“MACS”) Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

s)	Form of Amendment and Joinder to Custody Agreement among TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon filed via EDGAR (as Exhibit g.1.s) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

t)	Amendment and Joinder to Custody Agreement among TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, MACS, Virtus Global Credit Opportunities Fund (“GCO”), Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon dated March 31, 2025, filed via EDGAR (as Exhibit j.1.t) to GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

d)	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

e)	Form of Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

f)	Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

g)	Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

h)	Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

i)	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

j)	Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of November 13, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

k)	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus AllianzGI Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (f/k/a Virtus AllianzGI Convertible & Income Fund II) (“NCZ”), Virtus Diversified Income & Convertible Fund (f/k/a Virtus AllianzGI Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

l)	Amendment to Foreign Custody Manager Agreement between VAST, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, VGI, ZTR, VATS, VCEFII and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

m)	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, VGI, ZTR, VCEFII and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

n)	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, VATS, VCEFII, Virtus Stone Harbor Emerging Markets Income Fund (“EDF”), Virtus Stone Harbor Emerging Markets Total Income Fund (“EDI”), and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 126 to VOT’s Registration Statement (File No. 333-65137) on April 5, 2022, and incorporated herein by reference.

o)	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, VCEFII, EDI, EDF, and The Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.2.o) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

p)	Amendment and Joinder to Foreign Custody Agreement between VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, VCEFII, EDI, EDF, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and the Bank of New York Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit g.2.p) with Post-Effective Amendment No. 142 to VET’s Registration Statement (File No. 002-16590) on January 23, 2024, and incorporated herein by reference.

q)	Form of Amendment and Joinder to Foreign Custody Agreement among VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, VCEFII, EDI, EDF, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., MACS, and the Bank of New York Mellon filed via EDGAR (as Exhibit g.2.q) dated as of December 23, 2024, with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

r)	Amendment and Joinder to Foreign Custody Agreement among VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, VGI, ZTR, VCEFII, EDF, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., MACS, GCO, and the Bank of New York Mellon effective March 31, 2025, filed via EDGAR (as Exhibit j.2.r) with GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

(h)	Other Material Contracts

1.	Transfer Agency Services Agreement between VVIT and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon”), dated November 1, 2008, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 57 to VVIT’s Registration Statement (File No. 033-05033) on April 30, 2009, and incorporated herein by reference.

a)	First Amendment to Transfer Agency Services Agreement between VVIT and BNY Mellon, effective as of February 14, 2011, filed via EDGAR (as Exhibit h.1.a) with Post-Effective Amendment No. 66 to VVIT’s Registration Statement (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

b)	Adoption Agreement and Second Amendment to Transfer Agency Services Agreement among Registrant, VVIT and BNY Mellon, effective as of January 12, 2022, filed via EDGAR (as Exhibit h.1.b) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

2.	Administration Agreement among TMF, TMFVL, VEOT and Virtus Fund Services, LLC, effective October 1, 2021, filed via EDGAR (as Exhibit h.4) with Post-Effective No. 39 (File No. 333-102461) on October 1, 2021, and incorporated herein by reference.

3.	Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon, effective as of February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 (File No. 333-191940) to VAST’s Registration Statement on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon, effective as of December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

j)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VAST, VVIT, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

k)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VAST, VVIT, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

l)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VAST, VVIT, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

m)	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VRT, VAST, VVIT, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

n)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among VET, VOT, VRT, VAST, VVIT, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 84 to VVIT’s Registration Statement (File No. 033-05033) on April 30, 2019, and incorporated herein by reference.

o)	Amendment to Sub-Administration Agreement and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

p)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

q)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

r)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

s)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

t)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

u)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

v)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

w)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February 12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

x)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated April 8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

y)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of September 15, 2022, filed via EDGAR (as Exhibit h.3.y) with Post-Effective Amendment No. 219 to VIT’s Registration Statement (File No. 033-36528) on October 26, 2022, and incorporated herein by reference.

z)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 19, 2023, via EDGAR (as Exhibit h.4.z) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

aa)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 15, 2024 filed via EDGAR (as Exhibit h.4.aa) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

bb)	Amendment to Sub-Administration and Accounting Services Agreement (Tailored Shareholder Reports) among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 31, 2024, filed via EDGAR (as Exhibit h.4.aa.1) with Post-Effective Amendment No. 221 to VIT’s Registration Statement (File No. 033-36528) on October 24, 2024, and incorporated herein by reference.

cc)	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., VFS and BNY Mellon dated as of December 1, 2024 filed via EDGAR (as Exhibit h.4.bb) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

dd)	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services, MACS and BNY Mellon filed via EDGAR (as Exhibit h.4.dd) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

ee)	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services, MACS, GCO and BNY Mellon effective March 31, 2025, filed via EDGAR (as Exhibit k.2.ee) with GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

4.	*Fifth Amended and Restated Fee Waiver and Expense Limitation Agreement among TMF, TMFVL, VEOT and VIA, effective as of April 17, 2026, filed via EDGAR (as Exhibit h.4) herewith.

5.	Form of Indemnification Agreement with Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis (since retired), F. Ford Drummond, Sidney E. Harris (since retired), John R. Mallin (since retired), Connie D. McDaniel, Philip R. McLoughlin (since retired), Geraldine M. McNamara (since retired), R. Keith Walton and Brian T. Zino, filed via EDGAR (as Exhibit h.7) with Post-Effective Amendment No. 39 (File No. 333-102461) on October 1, 2021, and incorporated herein by reference.

6.	Participation Agreement among VVIT, VP Distributors, and Jefferson National Life Insurance Company, dated as of November 2011, filed via EDGAR (as Exhibit h.4) with Post-Effective Amendment No. 66 to VVIT’s Registration Statement (File No. 033-05033) on April 24, 2012, and incorporated herein by reference.

a. Amendment and Joinder to Participation Agreement among VVIT, TMFVL, VP Distributors and Jefferson National Life Insurance Company, dated as of October 1, 2021, filed via EDGAR (as Exhibit h.10.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

7.	Participation Agreement among Registrant, VP Distributors and Symetra Life Insurance Company, dated as of April 2013, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 72 to VVIT’s Registration Statement (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a. Amendment and Joinder to Participation Agreement among VVIT, TMFVL, VP Distributors and Symetra Life Insurance Company, dated as of July 19, 2021, filed via EDGAR (as Exhibit h.13.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

8.	Participation Agreement among VVIT, TMFVL, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of May 23, 2013, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 72 to VVIT’s Registration Statement (File No. 033-05033) on April 28, 2014, and incorporated herein by reference.

a. Amendment and Joinder to Participation Agreement among VVIT, TMFVL, VP Distributors and The Guardian Insurance & Annuity Company, Inc., dated as of October 1, 2021, filed via EDGAR (as Exhibit h.14.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

9.	Participation Agreement among VVIT, VP Distributors and Nationwide Financial Services, Inc., dated as of October 1, 2018, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 84 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

a. First Amendment and Joinder to Participation Agreement among VVIT, TMFVL, VP Distributors and Nationwide Financial Services, Inc., dated as of October 1, 2021, filed via EDGAR (as Exhibit h.17.a) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

b. Second Amendment and Joinder to Participation Agreement among VVIT, TMFVL, VP Distributors and Nationwide Financial Services, Inc., dated as of November 15, 2024, filed via EDGAR (as Exhibit h.17.b) with Post-Effective Amendment No. 94 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2025, and incorporated herein by reference.

10.	Participation Agreement among VVIT, TMFVL, VP Distributors and Brighthouse Life Insurance Company, dated as of October 1, 2021, filed via EDGAR (as Exhibit h.18) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

a. Amendment No. 1 to Participation Agreement among VVIT, TMFVL, VP Distributors and Brighthouse Life Insurance Company, dated as of October 1, 2021, filed via EDGAR (as Exhibit h.18.a) with Post-Effective Amendment No. 90 to VVIT’s Registration (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

b. Amendment No. 2 to Participation Agreement among VVIT, TMFVL, VP Distributors and Brighthouse Life Insurance Company, dated as of October 1, 2021, filed via EDGAR (as Exhibit h.18.b) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

11.	Participation Agreement among VVIT, TMFVL, VP Distributors and New York Life Insurance and Annuity Corporation, dated as of October 1, 2021, filed via EDGAR (as Exhibit h.20) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

12.	Participation Agreement among VVIT, TMFVL, VP Distributors and Principal Life Insurance Company, dated as of October 1, 2021, filed via EDGAR (as Exhibit h.21) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

(i)	Legal Opinions

1.	Opinion of Counsel as to legality of shares dated January 27, 2012, filed via EDGAR (as Exhibit 9) with Post-Effective Amendment No. 45 (File No. 002-76969) and incorporated herein by reference.

2.	*Consent of Dechert LLP filed as Exhibit (i.2) herewith.

(j)	Other Opinions 1. *Consent of Independent Registered Public Accounting Firm filed as Exhibit (j.1) herewith.

(k)	Omitted Financial Statements – Not applicable.

(l)	Initial Capital Agreements – Not applicable.

(m)	Rule 12b-1 Plans – Not applicable.

(n)	Rule 18f-3 Plan

1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of January 26, 2026, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 149 to VST’s Registration Statement (File No. 333-148624) on January 21, 2026, and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics

1.	Amended and Restated Code of Ethics of the Virtus Funds effective November 2024, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 135 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors, and other Virtus Affiliates (including Westchester) dated February 1, 2026, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 95 to VVIT’s Registration Statement (File No. 033-05033) on April 17, 2026, and incorporated herein by reference.

(q)	Power of Attorney

1.	Power of Attorney for Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis (since retired), F. Ford Drummond, Sidney E. Harris (since retired), John R. Mallin (since retired), Connie D. McDaniel, Philip McLoughlin (since retired), Geraldine M. McNamara (since retired), R. Keith Walton and Brian T. Zino, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 39 (File No. 333-102461) on October 1, 2021, and incorporated by reference herein.

*Filed herewith

Item 29.	Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Reference is made to Section 18 of the Underwriting Agreement between the Registrant and VP Distributors, LLC, dated as of October 1, 2021.

Section 17(i) of the Investment Company Act of 1940, as amended, requires that no contract or agreement under which any person undertakes to act as investment adviser of, or principal underwriter for, a registered investment company contain any provision which protects or purports to protect such person against any liability to such company or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his obligations and duties under such contract or agreement. Therefore, to the extent that any contract or agreement with the Registrant’s investment adviser or principal underwriter would be interpreted as providing an impermissible limitation of liability of this nature, such limitation will not be enforceable.

Each Trustee has also entered into an Indemnification Agreement with the Registrant. The Indemnification Agreement provides that the Registrant shall indemnify and hold harmless a Trustee against any and all expenses actually and reasonably incurred by a Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s governing documents and the governing law of the Trust, the Securities Act, the Securities Exchange Act of 1934, and the 1940 Act.

Item 31.	Business and Other Connections of the Investment Adviser.

See “Management of the Fund” in the Prospectus and “Investment Advisory and Other Services” and “Management” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadviser, reference is made to the Adviser’s and Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

SEC File No.:
Adviser: VIA	801-5995
Subadviser: Westchester Capital Management, LLC	801-72002

Item 32.	Principal Underwriters.

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants:

The Merger Fund®, The Merger Fund® VL, Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Event Opportunities Trust, Virtus Global Credit Opportunities Fund, Virtus Equity Trust, Virtus Investment Trust, Virtus Managed Account Completion Shares (MACS) Trust, Virtus Opportunities Trust, Virtus Retirement Trust, Virtus Strategy Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, the address of whom is One Financial Plaza, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
Ian Bachrach	Senior Managing Director, Marketing	None
Michael Bicks	Managing Director, Distribution Intelligence	None
Christopher Danos	Managing Director, National Accounts	None
Thomas R. Franco	Senior Managing Director, Retail Sales	None
Heidi C. Griswold	Vice President, Fund Services	Vice President
David G. Hanley	Treasurer	None
David J. Katz	Senior Managing Director, Institutional	None
Joseph E. Maccone	Senior Managing Director, Strategic Distribution	None
Barry M. Mandinach	Executive Vice President	None
Tiffany P. Marosits	Vice President, Senior Regulatory Counsel and Assistant Secretary	None
Diana M. Perlman	Assistant Vice President and Deputy Chief Compliance Officer	Anti-Money Laundering Officer
Andra C. Purkalitis	Executive Vice President, General Counsel and Secretary	None

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Secretary of the Trust: Jennifer Fromm, Esq. One Financial Plaza Hartford, CT 06103	Sub-Administrator and Fund Accountant: BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809
Investment Adviser: Virtus Investment Advisers, LLC One Financial Plaza Hartford, CT 06103	Subadviser: Westchester Capital Management, LLC 100 Summit Lake Drive Valhalla, NY 10595
Administrator & Transfer Agent: Virtus Fund Services, LLC One Financial Plaza Hartford, CT 06103	With additional records at Cityside Archives 499 Mill Rd. Edison, NJ 08837
Principal Underwriter: VP Distributors, LLC One Financial Plaza Hartford, CT 06103	Custodian: The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

PART C – OTHER INFORMATION

Exhibit List

h.4	Fifth Amended and Restated Fee Waiver and Expense Limitation Agreement
i.2	Consent of Dechert LLP
j.1	Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut, on the 17th day of April, 2026.

THE MERGER FUND VL

By:	/s/ George R. Aylward
George R. Aylward
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2026.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(Principal Financial and Accounting Officer)

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

*	Trustee
F. Ford Drummond

*	Trustee and Chair
Connie D. McDaniel

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward Attorney-in-fact, pursuant to powers of attorney.